AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 12, 2011

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 222 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 223 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
immediately upon filing pursuant to paragraph (b)
on [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on (date) pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
X	on March 1, 2012 pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: Explanatory Note: This Post-Effective Amendment No. 222 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to add a new series to the Trust - Wells Fargo Advantage Absolute Return Fund.

WELLS FARGO FUNDS TRUST
PART A
PROSPECTUS

Wells Fargo Advantage Funds	|	__, 2012

Allocation Funds

Prospectus

Absolute Return Fund
Class A - __, Class C - __

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

Subject to Completion
Preliminary Prospectus dated December 12, 2011

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Absolute Return Fund

Investment Objective

The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 22 and 24 of the Prospectus and "Additional Purchase and Redemption Information" on page 24 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees[1]	0.46%	0.46%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses[2]	0.69%	0.69%
Acquired Fund Fees and Expenses[3]	0.51%	0.51%
Total Annual Fund Operating Expenses	1.66%	2.41%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[4]	1.66%	2.41%
1.	Reflects 0.23% of estimated net fees charged by GMO for providing investment advisory services to GMO Benchmark-Free Allocation Fund in which the Fund invests substantially all of its investable assets.
2.	Includes net expenses estimated to be 0.04% allocated from GMO Benchmark-Free Allocation Fund in which the Fund invests and also include, to the extent applicable, purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund. Expenses are based on estimated amounts for the current fiscal year.
3.	These indirect expenses include interest expense that may be incurred by certain underlying funds. Expenses are based on estimated amounts for the current fiscal year.
4.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.80% for Class A and 1.55% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$734	$344	$244
3 Years	$1,068	$751	$751

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment that may provide exposure to stock, bond and alternative investment strategy funds. The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries).

Benchmark-Free Allocation Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund or an underlying fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)1

Highest Quarter: 2nd Quarter 2009	+8.90%
Lowest Quarter: 4th Quarter 2008	-7.15%
Year-to-date total return as of 9/30/2011 is -0.51%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	Since 7/23/2003
Class A (before taxes)	2/28/2012	-2.20%	4.75%	9.96%
Class A (after taxes on distributions)	2/28/2012	-2.83%	1.94%	7.08%
Class A (after taxes on distributions and the sale of Fund Shares)	2/28/2012	-1.44%	2.69%	7.21%
Class C (before taxes)	2/28/2012	2.00%	5.21%	10.02%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		11.76%	2.43%	7.14%
Consumer Price Index		1.50%	2.18%	2.39%
1.	Historical performance shown for Class A and Class C prior to their inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, the GMO Fund in which the Fund invests substantially all of its investable assets. Returns for the Class III shares have been adjusted downward to reflect the higher expenses applicable to Class A and Class C at their inception. These fees were 1.66% for Class A and 2.41% for Class C.

Fund Management

Investment Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, Portfolio Manager1/2012
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2003.

Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the portfolio manager. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

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what the Fund is trying to achieve; and

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how we intend to invest your money.

This section also provides a summary of the Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

Absolute Return Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Portfolio Manager	Ben Inker[1]
Fund Inception:	February 28, 2012
Class A	Ticker: __	Fund Number: __
Class C	Ticker: __	Fund Number: __
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2003.

Investment Objective

The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices.

Principal Investments

The Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, a fund of funds that invests primarily in shares of other GMO-managed mutual funds, including:

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U.S. and foreign equity funds;

■

U.S. and foriegn fixed income funds; and

■

alternative investment strategy funds.

GMO's ability to shift investments among the underlying funds is not subject to any limits.

Principal Investment Strategies

The Fund is a diversified investment that may provide exposure to stock, bond and alternative investment strategy funds. The Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, an investment company managed by GMO. Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries).

Benchmark-Free Allocation Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Risk Factors

Because the Fund invests all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

The Fund is primarily subject to the risks mentioned below.

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Commodities Risk

■

Counterparty Risk

■

Credit Risk

■

Currency Risk

■

Derivatives Risk

■

Focused Investment Risk

■

Foreign Investment Risk

■

Fund of Funds Risk

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Large Shareholder Risk

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Leveraging Risk

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Liquidity Risk

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Management and Operational Risk

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Market Disruption and Geopolitical Risk

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Market Risk - Asset-Backed Securities

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Market Risk - Equity Securities

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Market Risk - Fixed Income Securities

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Natural Resources Risk

■

Short Sales Risk

■

Smaller Company Risk

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Real Estate Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks."

Because the Fund invests all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information ("SAI").

Commodities Risk
The value of a Fund that has exposure to commodities markets is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. In addition, to the extent the Fund invests in commodity-related derivatives, the value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which these derivatives relate.

Counterparty Risk
This is the risk that the counterparty to a repurchase agreement or reverse repurchase agreement or other OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty's obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent the Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. Funds that use swap contracts are subject, in particular, to the creditworthiness of the contracts' counterparties because some types of swap contracts used by the Fund have durations longer than six months (and, in some cases, a number of decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty's obligations are secured by collateral because the Fund's interest in collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund is also subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to OTC derivatives may be further complicated by recently enacted U.S. financial reform legislation. See "Derivatives Risk" below for more information.

Credit Risk
This is the risk that the issuer or guarantor of a fixed income security (including an asset-backed security) will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or domestic or foreign government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due.

As noted under "Market Risk - Asset-Backed Securities" below, asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans and credit-card receivables. Asset-backed securities also may be collateralized by the fees earned by service providers or by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The credit risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, and, if any, the level of credit support and the credit quality of the credit-support provider. See "Market Risk - Asset-Backed Securities" below for more information regarding credit and other risks associated with investments in asset backed securities.

In some cases, the credit risk of some of the Fund's fixed income securities are reflected in their credit ratings. The Fund is also subject to varying degrees of risk that the credit ratings of the securities will be downgraded. However, credit ratings reflect only the opinions of the agencies issuing them, may change less quickly than relevant circumstances and are not absolute guarantees of the quality of the rated securities. Credit ratings agencies have been criticized for issuing credit ratings that did not fully reflect the risks of the rated securities or were not promptly downgraded when the risks increased. GMO may rely on its own independent analysis of the credit quality and risks associated with individual securities considered for an underlying fund, rather than relying on ratings agencies or third-party research. GMO's capabilities in analyzing credit quality and associated risks for securities in which an underlying fund invests are particularly important, and there can be no assurance that GMO will be successful in this regard.

The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. The Fund also will be exposed to credit risk on the reference security to the extent it writes protection under credit default swaps. See "Derivatives Risk" below for more information regarding risks associated with the use of credit default swaps.

Credit risk is particularly pronounced for below investment grade securities (i.e., junk bonds). The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Although offering the potential for higher investment returns, below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse economic and competitive industry conditions. In the event of default of sovereign debt, the Fund may lack recourse against the sovereign issuer involved.

Currency Risk
Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund's investments. Currency risk includes the risk that currencies in which the Fund's investments are traded and/or in which the Fund receives income, or currencies in which the Fund has taken an active investment position, will decline in value relative to other currencies, in the case of long positions, or increase in value relative to other currencies, in the case of short positions. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging instrument at the same time the Fund is realizing a loss on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See "Market Disruption and Geopolitical Risk" below.

An underlying fund may use derivatives to acquire positions in currencies whose value GMO expects to correlate with the value of currencies the underlying fund owns, currencies GMO wants the underlying fund to own, or currencies the underlying fund is exposed to through its investments. An underlying fund may also take overweighted or underweighted currency positions and/or alter the currency exposure of the securities in which it has invested. As a result, its currency exposure may differ (in some cases significantly) from the currency exposure of its security investments and/or its benchmarks. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money on its holdings of a particular currency and also lose money on the derivative. See also "Foreign Investment Risk" below.

To the extent an underlying fund has foreign currency holdings and/or invests or trades in securities denominated in foreign currencies or related derivatives, such holdings may be adversely affected by changes in the exchange rates of foreign currencies. In addition, some currencies are illiquid (e.g., some emerging country currencies), and the underlying fund may not be able to covert these currencies into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market where the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under "Leveraging Risk." In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see "Counterparty Risk" above).

Derivatives Risk
 The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, foreign currency contracts, swap contracts, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices. The SAI contains a description of the various types and uses of derivatives in the Fund's investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund's security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described elsewhere in this "Description of Principal Risks" section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or its pricing agent may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Fund's net asset value.

The Fund's use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce an underlying fund's risk exposures, potentially resulting in losses for the underlying fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

When the Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see "Liquidity Risk" below) and counterparty risk (see "Counterparty Risk" above), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, some underlying funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions, and, as a result, they may be leveraged in relation to their assets (see "Leveraging Risk" below).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund's ability to engage in derivatives transactions for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Focused Investment Risk
 A Fund whose investments are focused in particular countries, regions, sectors, or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) is subject to greater overall risk than a fund whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors or companies. Securities, sectors or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also "Real Estate Risk" below.

Similarly, a Fund that invests a significant portion of its assets in investments tied economically to (or related to) a particular geographic region, foreign country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than a fund making foreign investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. In addition, a recession, debt crisis, or decline in currency valuation in one country within a region can spread to other countries in that region. Furthermore, a Fund that invests in the debt or equity securities of companies located in a particular geographic region or foreign country is particularly vulnerable to events affecting companies located in that region or country because those companies often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also "Foreign Investment Risk" below.

Foreign Investment Risk
A Fund that invests in foreign (non-U.S.) securities is subject to additional and more varied risks than a fund whose investments are limited to U.S. securities. The securities markets of many foreign countries involve securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of foreign securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on those securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund's ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in foreign countries exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of issuers to which the Fund is exposed, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments that could adversely affect the market value of the Fund's investments.

In some foreign markets, custody arrangements for securities provide significantly fewer protections than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of the Fund's foreign investments (see "Currency Risk" above).

U.S. investors are required to maintain a license to invest directly in many foreign markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund's ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, the Fund will be required to obtain exposure to the market through the purchase of American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of GMO's clients may preclude other clients, including an underlying fund, from obtaining a similar license, and this could limit the underlying fund's investment opportunities. In addition, the activities of another of GMO's clients could cause the suspension or revocation of a license and thereby limit an underlying fund's investment opportunities.

A Fund that invests a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) is subject to greater foreign investment risk than a fund investing primarily in more developed foreign countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund is exposed; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund's ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

Fund of Funds Risk
A Fund that invests in shares of other investment companies, including money market funds and ETFs (for purposes of this risk disclosure, "underlying Funds"), is exposed to the risk that the underlying Funds do not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new investment in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund has already invested. The fees and expenses associated with an investment in these underlying Funds can be less predictable and potentially higher than fees of other funds with similar investment programs.

The Fund also is indirectly exposed to all of the risks applicable to an investment in the underlying Funds. Because some underlying Funds in turn invest a substantial portion of their assets in other funds pursuant to an exemptive order obtained from the SEC, such funds have more tiers of investments than funds in other groups of investment companies operating only pursuant to statutory and/or regulatory exemptions.

Investments in ETFs involve the risk that the ETF's performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF's performance to deviate from the index (which remains "fully invested" at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

Large Shareholder Risk
To the extent that shares of a Fund are held by large shareholders, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts and/or on a frequent basis. In addition, underlying funds managed by GMO and other accounts over which GMO has investment discretion that invest in Benchmark-Free Allocation Fund and the underlying funds are not subject to restrictions on the frequency of trading of Fund shares. These transactions could adversely affect a Fund if it sells portfolio securities to raise the cash to satisfy shareholder redemption requests or purchase portfolio securities to invest cash. Asset allocation decisions by GMO may result in substantial redemptions from (or investments into) the Benchmark-Free Allocation Fund and/or the underlying funds.These transactions may adversely affect the Fund's performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). This risk is particularly pronounced when one shareholder owns a substantial portion of a Fund.

Leveraging Risk
The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged (i.e., the Fund's exposure to underlying securities, assets or currencies exceeds its net asset value). Leverage increases the Fund's portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund's use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. The Fund's portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it avails itself of the right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

Liquidity Risk
The effect of liquidity risk is particularly pronounced when low trading volume, lack of a market maker, large size of position, or legal restrictions (including daily price fluctuation limits or "circuit breakers") limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. A Fund with a principal investment strategy that involves investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, foreign securities (in particular emerging market securities), derivatives (in particular over-the-counter ("OTC") derivatives), and/or securities subject to restrictions on resale has the greatest liquidity risk. These types of investments can be difficult to value and are more likely to be fair valued, resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of a Fund. Less liquid securities are more susceptible than other securities to market value declines when markets decline generally.

The Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing out a short position). Some of the markets, exchanges or securities in which the Fund invests may be less liquid and this would affect the price at which, and the time period in which, the Fund may liquidate positions to meet redemption requests or other funding requirements. Although U.S. Treasury securities have historically been among the most liquid fixed income investments, these securities may become less liquid in the future.

The Fund makes (or may make) investments in emerging market securities that are not widely traded and are sometimes subject to purchase and sale restrictions and/or in securities of companies with smaller market capitalizations that are not widely held and trade less frequently and in lesser quantities than securities of companies with larger market capitalizations.

The Fund may buy securities that are less liquid than those in its benchmarks.

Management and Operational Risk
Benchmark-Free Allocation Fund and the underlying funds are subject to management risk because they rely on GMO's ability to achieve their investment objectives. GMO uses proprietary investment techniques in making investment decisions for Benchmark-Free Allocation Fund and the underlying funds, but that does not assure that GMO will achieve the desired results and Benchmark-Free Allocation Fund and the underlying funds may incur significant losses. GMO, for example, may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. To the extent Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers use quantitative analyses and/or models, any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. There also can be no assurance that all of GMO's personnel will continue to be associated with GMO for any length of time. The loss of the services of one or more employees of GMO could have an adverse impact on Benchmark-Free Allocation Fund's and the underlying funds' ability to achieve their investment objectives.

Benchmark-Free Allocation Fund and the underlying funds generally do not take temporary defensive positions. Instead they usually are fully invested in the asset classes in which they are permitted to invest (e.g., domestic equities, foreign equities or emerging country debt). Benchmark-Free Allocation Fund and the underlying funds may buy securities not included in their benchmarks, hold securities in very different proportions than their benchmarks, and/or engage in other strategies that cause Benchmark-Free Allocation Fund's and the underlying funds' performance to differ from (and/or be uncorrelated with or negatively correlated with) that of their benchmarks. In those cases, Benchmark-Free Allocation Fund's and the underlying funds' performance will depend on the ability of GMO to choose securities that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark.

Benchmark-Free Allocation Fund and the underlying funds also are subject to the risk of loss and impairment of operations from operational risk as a result of GMO's and other service providers' provision of investment management, administrative, accounting, tax, legal, shareholder and other services to Benchmark-Free Allocation Fund and the underlying funds. Operational risk can result from inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent Benchmark-Free Allocation Fund and the underlying funds from purchasing or selling a security that GMO expects will appreciate or decline in value, as the case may be, thus preventing Benchmark-Free Allocation Fund and the underlying funds from benefiting from potential investment gains or avoiding losses on the security. GMO is not contractually liable to Benchmark-Free Allocation Fund and the underlying funds for losses associated with operational risk absent GMO's willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to Benchmark-Free Allocation Fund and the underlying funds. Other Fund service providers also have limitations on their liability to Benchmark-Free Allocation Fund and the underlying funds for losses resulting from their errors.

Market Disruption and Geopolitical Risk
The Fund is subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. War, terrorism and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund's investments. During such market disruptions, the Fund's exposure to the risks described elsewhere in this "Description of Principal Investment Risks" section, including market risk, liquidity risk, foreign investment risk, currency risk, credit risk and counterparty risk will likely increase. Market disruptions can also prevent the Fund from implementing its investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause the Fund's derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer such products on a more limited basis, or the current global economic crisis may strain the U.S. Treasury's ability to satisfy its obligations.

Benchmark-Free Allocation Fund and the underlying funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include Market Risk – Asset-Backed Securities, Market Risk – Equity Securities, and Market Risk – Fixed Income Securities.

Market Risk - Asset-Backed Securities
Investments in asset-backed securities are subject to all of the market risks for fixed-income securities described below under "Market Risk - Fixed Income Securities" and other market risks. These risks include, but are not limited to, loss on investments, lack of liquidity and impact of fluctuating interest rates.

To the extent the Fund invests in asset-backed securities, is exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Fund that were once rated investment grade are now rated below investment grade. See "Credit Risk" above for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market value of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. See "Focused Investment Risk" above for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution's business may have a material impact on many investments.

Market Risk - Equity Securities
To the extent the Fund has significant equity investments, it runs the risk that the market value of those investments will decline. The market value of an equity investment may decline for reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, increased production costs, regulation, or competitive industry conditions. In addition, market value may decline as a result of general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed-income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Fund may invest a substantial portion of its assets in equities and generally does not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of the Fund's shares.

If an underlying fund purchases equity investments at a discount from their value as determined by GMO, that Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments.

Equity investments trading at higher multiples of current earnings than other securities have market values that often are more sensitive to changes in future earnings expectations than other securities. At times when the market is concerned that these expectations may not be met, the market values of those securities typically fall.

Market Risk - Fixed Income Securities
To the extent the Fund invests a significant portion of its assets in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities), it is subject to various market risks. These risks include, but are not limited to, loss on their investments, lack of liquidity of their investments, and the impact of fluctuating interest rates. During periods of economic uncertainty and change, the market price of the Fund's investments in below investment grade securities (also known as "junk bonds") may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value and are more likely to be fair valued, resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of the Fund. See "Credit Risk" and "Liquidity Risk" above for more information about these risks.

A principal risk run by the Fund is that an increase in prevailing interest rates will cause the market value of those investments to decline. The risk associated with increases in interest rates (also called "interest rate risk") is generally greater to the extent the Fund invests in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security's price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment's fixed rate is locked in for longer periods of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down with the level of prevailing interest rates. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform the market for fixed rate securities when interest rates rise but outperform the market when interest rates decline. To the extent the Fund invests in fixed income securities paying no interest, such as zero coupon and principal-only securities, it will be exposed to additional interest rate risk.

The value of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury ("TIPS")) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates and increase during periods of declining real interest rates (i.e., nominal interest rate minus inflation). Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the value of inflation indexed bonds may decline more than the value of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance that the value of the Fund's inflation indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The interest payments on these investments cannot be known with certainty. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of TIPS.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See "Currency Risk" above.

Natural Resources Risk
 To the extent an underlying fund concentrates its investments in the natural resources sector, it is subject to greater risks than a fund that invests in a wider variety of industries. A Fund with concentrated investments in the natural resources sector is particularly exposed to adverse developments affecting issuers in the natural resources sector. In addition, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. As a result, companies in the natural resources sector often have limited pricing power over supplies or for the products they sell which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

A Fund's concentration in the securities of companies with substantial natural resource assets will expose it to the price movements of natural resources to a greater extent than a more broadly diversified mutual fund. If a Fund invests primarily in this economic sector, there is the risk that the Fund will perform poorly during an economic downturn or a slump in demand for natural resources.

Short Sales Risk
 A Fund may use short sales in their investment programs in an attempt to increase their returns and/or for hedging purposes. The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales "against the box," meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities or currencies identical to those sold short. The Fund incurs transaction costs, including interest, when opening, maintaining and closing short sales against the box. Short sales against the box protect the Fund against the risk of loss in the value of a portfolio security or currency by offsetting a decline in value of the security or currency by a corresponding gain in the short position. The converse, however, is that any increase in the value of the security or currency will be offset by a corresponding loss in the short position.

In implementing their principal investment strategies, some underlying funds are permitted to engage in short sales of securities or currencies that they do not own. To do so, the Fund would borrow a security (e.g., shares of an exchange-traded fund ("ETF")) or currency from a broker and sell it to a third party. This type of short sale would expose the Fund to the risk that it will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of the Fund's potential loss is theoretically unlimited. Accordingly, the Fund may be subject to increased leveraging risk and other investment risks described in this "Description of Principal Investment Risks" section as a result of engaging in short sales of securities or currencies it does not own.

Smaller Companies Risk
Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations, including small- and mid-cap companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Real Estate Risk
 The value of the portfolio of underlying funds that concentrates their assets in real estate related investments is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage real estate investment trusts ("REITs") may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, and/or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at wellsfargo.com/advantagefunds.

Organization and Management of the Fund

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser and Portfolio Manager

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

Since the Fund has not yet commenced operations, the Fund has not yet paid an advisory fee to Funds Management.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for the Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various other client and proprietary accounts may at times take positions that are adverse to the Fund. Funds Management applies various policies to address these situations, but the Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their other clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage the Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

Ben Inker

The Fund will invest substantially all of its assets directly in Benchmark-Free Allocation Fund. Day-to-day management of Benchmark-Free Allocation Fund is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage Benchmark-Free Allocation Fund's portfolio, and no one person is primarily responsible for day-to-day management of Benchmark-Free Allocation Fund. Ben Inker, the senior member of the Division, allocates the responsibility for portions of Benchmark-Free Allocation Fund's portfolio to various members of the Division, oversees the implementation of the trades on behalf of Benchmark-Free Allocation Fund, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows. Mr. Inker has served as a senior member of the Division responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since the Fund's inception. Mr. Inker is Director of the Division. He has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 2003.

A Choice of Share Classes

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%
Purchase maximum	None. Volume reductions given upon providing adequate proof of eligibility.	$1,000,000
Annual Expenses	Lower ongoing expenses than Class C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	No. Does not convert to Class A shares, so annual expenses do not decrease.

Information regarding the Fund's sales charges, breakpoints, and waivers is available free of charge on our Web site at wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

Class A Shares Sales Charge Schedule

If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%
1.	We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Class C Shares Sales Charges

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Class C shares received in a reorganization, your date of purchase is the original purchase date of your predecessor Fund. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

Reductions and Waivers of Sales Charges

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

Class A Shares Sales Charge Reductions and Waivers
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

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You pay no sales charges on Fund shares you buy with reinvested distributions.

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You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

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You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares your redeem.) Subject to the Fund's policy regarding frequent purchases and redemptions of Fund shares, you may not be able to exercise this provision for the first 30 days after your redemption.

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By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

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Rights of Accumulation (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

How a Letter of Intent Can Save You Money!
If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

Accounts That Can Be Aggregated
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[1]		X
Accounts held through other brokerage firms		X
1.	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2.	Wells Fargo Advantage Funds no longer offers new or accepts purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

Class A Shares Sales Charge Waivers for Certain Parties
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

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Current and retired employees, directors/trustees and officers of:
1) Wells Fargo Advantage Funds (including any predecessor funds);
2) Wells Fargo & Company and its affiliates; and
3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

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Current employees of:
1) the Fund's transfer agent;
2) broker-dealers who act as selling agents;
3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

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Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

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Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

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Section 529 college savings plan accounts.

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Insurance company separate accounts.

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Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

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Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met:
1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time;
2) share purchases are made in the same account through which the investor held Advisor Class shares at the
Eligibility Time;
3) the owner of the account remains the same as the account owner at the Eligibility Time; and
4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

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Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently change, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

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Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

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Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

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Former Evergreen Class IS shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at net asset value.

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Former Evergreen Class R shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at net asset value.

CDSC Waivers

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You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

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We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

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We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

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We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

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We waive the Class C shares CDSC if the dealer of record waived its commission.

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We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

Compensation to Dealers and Shareholders Servicing Agents

Distribution Plan
 The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. The fees paid under this 12b-1 Plan are as follows:

Fund	Class C
Absolute Return Fund	0.75%

These fees are paid out of the Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmationsof transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargo.com/advantagefunds.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

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directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

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through a brokerage account with an approved selling agent; or

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through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

How to Buy Shares

This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 No minimum	$100 $100 $50 No minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

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To buy additional shares or buy shares of a new Fund, visit
wellsfargo.com/ advantagefunds.

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Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Complete and sign your account
application.

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Mail the application with your check made
payable to the Fund to Investor Services at:

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

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Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: ■ Investor Services at 1-800-222-8222 or ■ 1-800-368-7550 for the automated phone system.
By Wire

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Complete, sign and mail your account application (refer to the section on buying shares by mail)

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Provide the following instructions to your financial institution:

State Street Bank & Trust
Boston, MA
Bank Routing Number:ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes for Buying Shares

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Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

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Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

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U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

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Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

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No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

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Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

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Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Special Considerations When Investing Through Financial Intermediaries
If a financial intermediary purchases shares on your behalf, you should understand the following:

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Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

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Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

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Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

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Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

Visit our Web site at wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

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Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining account balance) to the address below.

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Make sure all account owners sign the request exactly as their names appear on the account application.

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A medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").

Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

By Wire

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To arrange for a Federal Funds wire, call 1-800-222-8222.

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Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

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Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

By Telephone/ Electronic Funds Transfer (EFT)

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Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

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Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

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Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

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A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

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Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

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Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

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Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

General Notes For Selling Shares

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Proper Form. If the transfer agent receives your request to sell shares in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

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CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

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Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

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Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

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Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

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Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

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Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

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Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

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An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

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You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

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Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

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Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

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Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
The Fund actively discourages and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-short funds (including Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

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Purchases of shares through dividend reinvestments;

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Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

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Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Automatic Plans
 These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

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Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

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Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

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Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

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must have a Fund account valued at $10,000 or more;

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must request a minimum redemption of $100;

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must have your distributions reinvested; and

●

may not simultaneously participate in the Automatic Investment Plan.

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Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan.We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

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Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

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Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written instructions. A medallion guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

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Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

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Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2013, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. A Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Description of Underlying Funds

The following information has been provided to the Fund by GMO and the underlying funds in which Benchmark-Free Allocation Fund invests. These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

GMO may change the investment policies and/or programs of the underlying funds at any time without notice to shareholders of the Fund. Each of the underlying funds is subject to some or all of the risks detailed in this prospectus under "Principal Risks." For a more detailed explanation of each underlying fund's principal investments, investment methodology and risks, as well as a definition of each underlying fund's benchmark, see "Underlying Funds" in the Fund's Statement of Additional Information. References below to the "Manager" are to GMO.

GMO U.S. Equity Funds

The GMO U.S. Equity Funds (other than GMO Quality Fund) normally do not take temporary defensive positions. GMO Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Name and Benchmark	Investment Goal/Strategy
GMO Quality Fund S&P 500 Index

Seeks total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes to be of high quality. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In assessing a company's quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager's assessment of the company relative to its competitors. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund may hold fewer than 100 stocks. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goal/Strategy
GMO Real Estate Fund MSCI U.S. REIT Index

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in investments or groups of investments that the Manager believes will provide higher returns than the MSCI U.S. REIT Index. The Manager uses active investment management methods, which means that investments are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting investments for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify investments that the Manager believes present positive return potential relative to other investments. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an investment or a group of investments. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an investment or group of investments relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure. ; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). For purposes of this Prospectus, the term "real estate-related investments" includes securities of REITs and of companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings. For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Core Equity Fund S&P 500 Index

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price (e.g., equities or compnies in a particular industry) relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions included as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Growth Fund Russell 1000® Growth Index

Seeks long-term capital growth. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Intrinsic Value Fund Russell 1000® Value Index

Seeks long-term capital growth. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Value Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Small/Mid Cap Fund Russell 2500® Index

Seeks long-term capital growth. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $11.9 million to $11.7 billion, with an average market capitalization of approximately $3.1 billion and a median market capitalization of approximately $2.8 billion. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

GMO Fixed Income Funds

The GMO Fixed Income Funds (other than GMO Domestic Bond Fund, GMO Short-Duration Investment Fund, GMO Short-Duration Collateral Fund, GMO Short-Duration Collateral Share Fund, and GMO U.S. Treasury Fund), if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a fund's normal investment strategies. Many of the GMO Fixed Income Funds have previously taken temporary defensive positions and have availed themselves of the right to honor redemption requests in-kind. To the extent a fund takes temporary defensive positions, it may not achieve its investment objective. With respect to the GMO Fixed Income Funds' investments, the term "investment grade" refers to a rating of Baa3/P-2 or better given by Moody's Investors Service, Inc. ("Moody's") or BBB-/A-2 or better given by Standard & Poor's Rating Services ("S&P") to a particular fixed income security/commercial paper, and the term "below investment grade" refers to any rating below Baa3/P-2 given by Moody's or below BBB-/A-2 given by S&P to a particular fixed income security/commercial paper. Fixed income securities rated below investment grade are also known as high yield or "junk" bonds. In addition, investment-grade securities/commercial paper that are given a rating of Aa/P-1 or better by Moody's or AA/A-1 or better by S&P are referred to as "high quality." Securities referred to as investment grade, below investment grade, or high quality include not only securities rated by Moody's and/or S&P, but also unrated securities that the Manager determines have credit qualities comparable to securities rated by Moody's or S&P as investment grade, below investment grade, or high quality, as applicable.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Asset Allocation Bond Fund Citigroup 3 Month Treasury Bill Index

Seeks total return in excess of that of its benchmark. The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality). The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to: (i) investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds; (ii) below investment grade bonds (also known as "junk bonds"); (iii) inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and (v) asset-backed securities, including mortgage related and mortgage-backed securities. The Fund may also invest in exchange traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and GMO U.S. Treasury Fund (for cash management purposes). In addition the Fund also may invest in unaffiliated money market funds for cash management purposes. The Fund may invest up to 100% of its assets in junk bonds. The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's assessment of different sectors of the bond market. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Asset Allocation International Bond Fund J.P. Morgan Non-U.S. Government Bond Index

Seeks total return in excess of that of its benchmark. The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see "Name Policies"). The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality). While the Fund principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to: (i) foreign government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds; (ii) below investment grade bonds (also known as "junk bonds"); (iii) inflation indexed bonds issued by foreign governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and (v) asset-backed securities, including mortgage related and mortgage-backed securities. The Fund may also invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and GMO U.S. Treasury Fund (for cash management purposes). The Fund also may invest in unaffiliated money market funds for cash management purposes. The Fund may invest up to 100% of its assets in junk bonds. The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's assessment of different sectors of the bond market. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Core Plus Bond Fund Barclays Capital U.S. Aggregate Index

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to the global interest rate, credit and currency markets); (ii) bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (iii) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (iv) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit and currency markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vi) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (vii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (viii) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration (approximately 5.2 years as of 05/31/11). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Currency Hedged International Bond Fund J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to the global interest rate, credit and currency markets); (ii) bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (iii) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (iv) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit and currency markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vi) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (vii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (viii) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars. The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration (approximately 6.6 years as of 05/31/11). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Debt Opportunities Fund N/A

The Fund's investment objective is positive total return. The Fund seeks to achieve its investment objective by investing primarily in debt investments. The Fund is permitted to make investments in alltypes of U.S. and foreign debt investments, without regard to the credit rating of the obligor. The Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and OTC derivatives. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets. The Fund is not restricted in its exposure to any type of debt investment, and at times may be substantially exposed to a single type of debt investment (e.g., asset-backed securities). The Fund's debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund may invest in securities of any credit quality. There is no limit on the amount of the Fund's total assets that may be invested in below investment grade securities, and the Fund may invest in material positions of below investment grade securities. Debt investments rated below investment grade are also known as high yield or "junk" bonds. Upon the commencement of its operations, the Fund initially expects to invest substantially all of its assets in asset-backed securities, a substantial portion of which will be junk bonds. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. In selecting debt investments for the Fund's portfolio, the Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Fund does not seek to maintain a specified interest rate duration for its portfolio. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Domestic Bond Fund Barclays Capital U.S. Government Index

Seeks total return in excess of that of its benchmark. The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments. Historically, the Fund has implemented its strategies: (i) synthetically by using exchange-traded and over-the-counter (OTC) derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. The Fund principally holds shares of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that primarily holds U.S. asset-backed securities). The Fund has also invested in and may continue to hold: (i) U.S. bonds (including U.S. government bonds, U.S. corporate bonds and asset-backed securities); (ii) derivatives, including without limitation, futures contracts, reverse repurchase agreements, credit default swaps and other swap contracts; (iii) shares of GMO U.S. Treasury Fund (for cash management purposes); and (iv) foreign bonds. Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (also knows as "junk bonds"). The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager does not seek to maintain a specified interest rate duration for the Fund. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. The term"bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Emerging Country Debt Fund J.P. Morgan Emerging Markets Bond Index Global (EMBIG)

Seeks total return in excess of that of its benchmark. The Fund invests primarily in sovereign debt of emerging countries denominated in currencies of developed markets (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term "emerging countries" means the world's less developed countries. Typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. Also invests in asset-backed securities (including through GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund). Invests a substantial portion of its assets in below investment grade securities (also known as "junk bonds"). Generally, at least 75% of the fund's assets are denominated in, or hedged into, U.S. dollars. In pursuing its investment objective, the fund also typically uses exchange-traded and over-the-counter (OTC) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of developed markets), reverse repurchase agreements and futures. The Fund's performance is likely to be more volatile than that of its benchmark. The Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund's estimated interest rate duration to approximate that of its benchmark (approximately 7.1 years as of 5/31/11). The Fund is a non-diversified investment company under the meaning under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Global Bond Fund J.P. Morgan Global Government Bond Index

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to the global interest rate, credit and currency markets); (ii) foreign bonds and other bonds denominated in various currencies, including foreign and U.S. Government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (iii) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (iv) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit, and currency markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vi) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (vii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (viii) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration (approximately 6.4 years as of 05/31/11). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMOFunds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO High Quality Short-Duration Bond Fund J.P. Morgan U.S. 3 Month Cash Index

The Fund's investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the Fund primarily invests in high quality U.S. and foreign fixed income securities. The Fund may invest in fixed income securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and OTC derivatives. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets. The Fund's fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While the Fund primarily invests in high quality bonds, the Fund may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. In selecting fixed income securities for the Fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Manager normally seeks to maintain an estimated interest rate duration of 365 days or less for the Fund's portfolio. The Fund's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. The Manager estimates the Fund's dollar-weighted average interest rate duration by aggregating the durations of the Fund's direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor to a fixed income security is required to prepay principal and/or interest on the security and the payments are not denominated in U.S. dollars. The Manager may estimate duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds. The Fund's benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Inflation Indexed Plus Bond Fund Barclays Capital U.S. Treasury Inflation Notes Index

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to inflation indexed bonds and/or the global interest rate, credit and currency markets); (ii) inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; (iii) non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position); (iv) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (v) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit, and currency markets); (vi) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vii) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (viii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (ix) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposures to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds. For purposes of this Prospectus, the term "inflation indexed bonds" includes instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Bond Fund J.P. Morgan Non-U.S. Government Bond Index

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to the global interest rate, credit and currency markets); (ii) foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (iii) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (iv) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit and currency markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vi) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (vii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (viii) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be  leveraged in relation to its assets. The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration (approximately 6.9 years as of 05/31/11). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Short-Duration Collateral Fund ("SDCF") J.P. Morgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments. The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund has also used other exchange-traded and over-the-counter (OTC) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities. The Manager does not seek to maintain a specified interest rate duration for the Fund. Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. See "Distributions and Taxes" below. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Short-Duration Collateral Share Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF"). The Fund also may invest in GMO U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are substantially similar to those of SDCF. SDCF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments. SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments, and commercial paper, and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. SDCF has also used exchange-traded and over-the-counter (OTC) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities. The Manager does not seek to maintain a specified interest rate duration for SDCF. Since October of 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund's distributions similarly could constitute a return of capital to Fund shareholders for tax purposes. See "Distributions and Taxes" below. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Short-Duration Investment Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks to provide current income. The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments. Historically, the Fund has sought to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund primarily holds shares of GMO Short Duration Collateral Fund ("SDCF"). SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used other exchange-traded and over-the-counter (OTC) derivatives. The Fund also has invested directly in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers' acceptances and other bank obligations. Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities. The Manager does not seek to maintain a specified interest rate duration for the Fund. The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Strategic Fixed Income Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return in excess of that of its benchmark. The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities. The term "fixed income security" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (also known as "junk bonds"). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to: (i) investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds; (ii) below investment grade bonds; (iii) inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and (v) asset-backed securities. The Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that primarily holds U.S. asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). The Fund may also invest in exchange traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including SDCF and Overlay Fund, and also GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets), GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and GMO U.S. Treasury Fund (for cash management purposes). For cash management purposes, the Fund may invest in unaffiliated money market funds. The Fund, primarily though its investments in SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's assessment of different sectors of the bond market.

Fund Name and Benchmark	Investment Goals/Strategy
GMO World Opportunity Overlay Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return greater than that of its benchmark. The Fund seeks to achieve its investment objective by using derivatives and direct investments in fixed income securities to seek to exploit misvaluations in global interest rate, credit and currency markets. The Fund's direct investments in fixed income securities include U.S. and foreign asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPs), Treasury Securities and global bonds). The Fund seeks to achieve its investment objective by attempting to identify and estimate the relative misvaluation of global interest rate, credit and currency markets. Based on such estimates, the Fund establishes its positions across global interest rate, credit and currency markets. Derivative positions taken by the Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, the Fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. the Fund's fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Because of the deterioration in credit markets that became acute in 2008, the Fund has and is expected to continue to have material exposure to below investment grade securities. Because of the above-referenced deterioration in credit markets, the Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO U.S. Treasury Fund Citigroup 3 Month Treasury Bill Index

Seeks liquidity and safety of principal with current income as a secondary objective. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. "Direct U.S. Treasury Obligations" include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund's portfolio. The Fund may also enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, the Fund having an interest in the security that can be realized in the event of the insolvency of the counterparty. In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). For cash management purposes, the Fund also may invest in unaffiliated money market funds. Although the fixed-income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year. The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds. In selecting U.S. Treasury securities for the Fund's portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

GMO International Equity Funds

The GMO International Equity Funds (other than GMO Foreign Fund, GMO Foreign Small Companies Fund and GMO Flexible Equities Fund) normally do not take temporary defensive positions. GMO Flexible Equities Fund may, from time to time, take temporary defensive positions. GMO Foreign Fund and GMO Foreign Small Companies Fund normally do not take temporary defensive positions, but each Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Currency Hedged International Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged)

Seeks total return greater than that of its benchmark. The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund and GMO Flexible Equities Fund (collectively, the "underlying Funds"). In addition, the Fund may invest in securities directly. Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying Funds) at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager uses multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select the underlying Funds and decide how much to invest in each. The Manager shifts investments among the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments. TheManager assesses the currency exposure of the underlying Funds' holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund's benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund also may lend its portfolio securities. The Fund and some of the underlying Funds are non-diversified investment companies under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Developed World Stock Fund MSCI World Index

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in stocks or groups of stocks that the Manager believes will provide higher returns than the MSCI World Index. The Manager uses active investment management methods, which means that stocks are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting stocks for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify stocks that the Manager believes present positive return potential relative to other stocks. Some of these methods evaluate individual stocks or a group of stocks (e.g., stocks of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of a stock or a group of stocks. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term "stocks" refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term "developed markets" refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest in GMO Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Emerging Countries Fund S&P/IFCI Composite Index

Seeks total return in excess of that of its benchmark. The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. "Emerging countries" include all countries that are not treated as "developed market countries" in the MSCIWorld Index or MSCI EAFE Index. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries. In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets. The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds ("ETFs"). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Emerging Markets Fund S&P/IFCI Composite Index

Seeks total return in excess of that of its benchmark. The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. "Emerging markets" include all markets that are not treated us "developed markets" in the MSCI World Index or MSCI EAFE Index. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets. In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets. The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds ("ETFs"). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Flexible Equities Fund MSCI World Index

Seeks total return in excess of that of its benchmark. The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world's securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may pursue, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. As of the date of this Prospectus, substantially all of the Fund's assets were invested in equity investments tied economically to Japan. The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, swap contracts and reverse repurchase agreements. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities. The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Fund does not seek to control risk relative to the MSCI World Index or any other benchmark. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Core Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East)

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest GMO U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Growth Equity Fund MSCI EAFE Growth Index (Europe, Australasia, and Far East)

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Growth Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Intrinsic Value Fund MSCI EAFE Value Index (Europe, Australasia, and Far East)

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Intrinsic Value Extended Markets Fund MSCI ACWI ex-U.S. Index

The Fund's investment objective is high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI ACWI ex-U.S. Index. The Manager uses actives investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or groups of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. The Fund may invest in companies of any market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter ("OTC") derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts. For purposes of this description, an investment is "tied economically" to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Small Companies Fund MSCI EAFE Small Cap Index (Europe, Australasia, and Far East)

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Small Cap Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies ("Non-U.S. Companies"). The Manager considers "small companies" to see all non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, nonfloat adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company's full, non-float adjusted market capitalization includes all of the company's outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund's definition of small companies was approximately $8.3 billion. For purposes of the Fund's investments, the term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

GMO Alternative Strategy Funds

Fund Name and Benchmark	Investment Goals/Strategy
GMO Alpha Only Fund Citigroup 3-Month Treasury Bill Index

Seeks to outperform its benchmark. The Fund's investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure. To gain long investment exposure, the Fund invests primarily in shares of the U.S. Equity Funds and the International Equity Funds, and also may invest in shares of Emerging Country Debt Fund (collectively, the "underlying Funds"). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying Funds. To gain short investment exposure, the Fund may use over-the-counter (OTC) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities (e.g., shares of exchange-traded funds), including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select the underlying Funds and securities in which the Fund invests or takes short positions and to decide how much to invest and/or short in each. The Manager changes the Fund's holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, it may not achieve its investment objective. The Fund and some of the underlying Funds are non-diversified investment companies under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Alternative Asset Opportunity Fund Dow Jones-UBS Commodity/J.P. Morgan U.S. 3 Month Cash Composite Index

Seeks long-term total return. The Fund plans to pursue its investment objective by investing in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward foreign exchange contracts as well as making other investments. The Fund seeks to take advantage of the Manager's proprietary quantitative investment models for global tactical asset allocation and equity, bond, currency and commodity market selection. In addition, the Fund normally invests assets not held as margin for futures or forward transactions or paid as option premiums in U.S. and non-U.S. fixed income securities. The Fund may hold cash directly (i.e., Treasury-Bills), invest in money market funds or hold shares of other series of the Trust, including Short-Duration Collateral Fund ("SDCF") and U.S. Treasury Fund. The Manager's models for this active quantitative process are based on the following strategies: Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis. Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior and momentum. The Manager may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.To gain exposure to commodities and certain other assets, the Fund invests in a wholly-owned subsidiary company. GMO serves as the investment manager to this company but does not receive any additional management or other fees for such services. The company invests primarily in commodity-related derivatives and fixed income securities, but may also invest in any other investments in which the Fund may invest directly. References to the Fund in this summary of Fund's investment strategy may refer to actions undertaken by the Fund or the subsidiary company. The Fund does not invest directly in commodities and commodity-related derivatives. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind. The Fund does not seek to maintain a specified interest rate duration for its portfolio. The Fund's benchmark is the Citigroup 3 Month Treasury Bill Index, which is a short-term Treasury bill index independently maintained and published by Citigroup.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Implementation Fund N/A

The Fund's investment objective is a positive total return. It is currently anticipated that Benchmark-Free Allocation Fund will be the sole shareholder of the Fund. The Manager pursues the Fund's investment objective by using investment strategies designed to complement the investment program of Benchmark-Free Allocation Fund. Accordingly, the Fund is not a stand-alone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. Depending on the Manager's outlook, the Fund may have exposure to any asset class (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, and U.S. fixed income). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in a single asset class. The Fund may invest in companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. The Fund may have substantial exposure to a particular country or type of country. The Fund may invest a significant portion of its assets in the securities of companies in industries with high positive correlations to one another. To the extent the Fund invests in fixed income securities, the Fund may have significant exposure to below investment grade securities; in addition, the Manager will not seek to maintain a specified interest rate duration for the Fund. The Manager's ability to shift investments among asset classes is not subject to any limits. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund ("U.S. Treasury Fund") and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Resources Fund N/A

The Fund's investment objective is total return. The Manager seeks to achieve the Fund's investment objective by investing in the securities of companies in the natural resources sector. The Fund has a fundamental policy to concentrate its investments in the natural resources sector. Under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in the natural resources sector. Resources Fund considers the "natural resources sector" to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of U.S. or non-U.S. issuer. The Manager selects investments for Resources Fund based on the Manager's assessment of which segments of the natural resources sector offer the best investment opportunities. The Manager's assessment of the segments of the natural resources sector may be based on the relative attractiveness of individual natural resources, including supply and demand fundamentals and pricing outlook. The Manager may use a combination of quantitative and qualitative investment methods to identify companies and may analyze individual companies based on their financial, operational, and managerial strength and valuation. The Manager may adjust the Fund's portfolio for factors such as position size, market capitalization, currency exposure, and exposure to groups such as commodity type, industry and sector exposure, and market capitalization. The Fund may invest in securities of any type, including without limitation, common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts, shares of royalty trusts and master limited partnerships and fixed income securities (including fixed income securities of any maturity and below investment grade securities (commonly referred to as "junk bonds")). The Fund may invest in the securities of companies of any market capitalization. As a substitute for direct investments in securities of companies in the natural resources sector, the Manager may use exchange-traded and over-the-counter ("OTC") derivatives and exchange-traded funds ("ETFs"). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities. For cash management purposes, Resources Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Special Situations Fund N/A

Seeks capital appreciation and capital preservation. The Manager pursues the Fund's investment objectives by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. the Fund may have long or short exposure to foreign and U.S. equity securities (which may include both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the Fund is not restricted in its exposure (long or short) to any particular market. The Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The Fund could be subject to material losses from a single investment. In pursuing its investment objectives, the Fund is permitted to use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, it may be leveraged in relation to its assets. The Fund may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for such services. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund does not seek "relative" return). For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, it may not achieve its investment objective. The Fund is a non-diversified investment company under the 1940 Act.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Fund. The sub-section below titled "Additional Expense Information" provides further information regarding the Fund's Annual Fund Operating Expenses. The sub-section below titled "Additional Performance Information - Index Descriptions" defines the market indices that are referenced in the Fund Summary.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to the Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that the Fund may incur, such as brokerage commissions, interest, taxes, purchase premiums, redemption fees, the expenses of any money market fund or other fund held by the Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse the Fund for these types of expenses, even if they cause the Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Certain of the expenses that the Fund incurs as a result of its investment in Benchmark-Free Allocation Fund are considered to be direct expenses of the Fund and are contained in the "Other Expenses" line item of the Fund's Annual Fund Operating Expenses table. These expenses include purchase premium and redemption fees that Benchmark-Free Allocation Fund charges its shareholders to help offset estimated portfolio transaction costs and other related costs incurred by Benchmark-Free Allocation Fund as a result of a purchase or redemption, as well as supplemental support fees that Benchmark-Free Allocation Fund charges to help offset the costs associated with certain supplemental services that GMO provides to shareholders in the MF Class of Benchmark-Free Allocation Fund. In addition, Benchmark-Free Allocation Fund is charged purchase premiums and redemption fees by certain of the underlying funds in which it invests. These fees are offset by Benchmark-Free Allocation Fund from the purchase premiums and redemption fees and are therefore not reflected in the "Acquired Fund Fees and Expenses" line item included in the Fund's Total Annual Fund Operating Expenses table. For further information regarding supplemental support fees, purchase premiums and redemption fees, please see the section entitled "Fund Expenses" in the SAI.

Additional Performance Information - Index Descriptions
The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Consumer Price Index

The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.

MSCI World Index[1]

The Morgan Stanley Capital International World Index (the "MSCI World Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

1.	Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Financial Highlights

Since the Fund has not commenced operations as of the date of this prospectus, financial highlights are not available for the Fund.

FOR MORE INFORMATION    More information on the Fund is available free upon request, including the following documents: Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargo.com/advantagefunds From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational information
for the SEC's Public Reference Room) or the
SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2011 Wells Fargo Funds Management, LLC. All rights reserved	__/__ __-__ ICA Reg. No. 811-09253

Wells Fargo Advantage Funds	|	__, 2012

Allocation Funds

Prospectus

Administrator Class

Absolute Return Fund
Administrator Class - __

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

Subject to Completion
Preliminary Prospectus dated December 12, 2011

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Absolute Return Fund

Investment Objective

The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.46%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.53%
Acquired Fund Fees and Expenses[3]	0.51%
Total Annual Fund Operating Expenses	1.50%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[4]	1.48%
1.	Reflects 0.23% of estimated net fees charged by GMO for providing investment advisory services to GMO Benchmark-Free Allocation Fund in which the Fund invests substantially all of its investable assets.
2.	Includes net expenses estimated to be 0.04% allocated from GMO Benchmark-Free Allocation Fund in which the Fund invests and also include, to the extent applicable, purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund. Expenses are based on estimated amounts for the current fiscal year.
3.	These indirect expenses include interest expense that may be incurred by certain underlying funds. Expenses are based on estimated amounts for the current fiscal year.
4.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$151
3 Years	$472

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund has not yet commenced operations, no history of the portfolio turnover rate is available.

Principal Investment Strategies

The Fund is a diversified investment that may provide exposure to stock, bond and alternative investment strategy funds. The Fund invests substantially all of its investable assets in the GMO Benchmark-Free Allocation Fund (the "Benchmark-Free Allocation Fund"), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC ("GMO"). Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries).

Benchmark-Free Allocation Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Investment Risks

Because the Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Commodities Risk. To the extent the Fund has exposure to global commodity markets, the value of its shares is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments.

Counterparty Risk. The Fund runs the risk that the counterparty to an over-the-counter (OTC) derivatives contract or a borrower of the fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.

Credit Risk. The Fund runs the risk that the issuer or guarantor of a fixed income security or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.

Currency Risk. Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

Derivatives Risk. The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates or indices. Derivatives also present other fund risks, including market risk, liquidity risk, currency risk and counterparty risk.

Focused Investment Risk. Focusing investments in countries, regions, sectors or companies or in industries with high positive correlations to one another creates additional risk.

Foreign Investment Risk. The market prices of many foreign securities fluctuate more than those of U.S. securities. Many foreign markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to foreign taxes on capital gains or other income payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Also, many foreign markets require a license for the fund to invest directly in those markets, and the fund is subject to the risk that it could not invest if its license were terminated or suspended. In some foreign markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies ofwhich tend to be more volatile than the economies of developed countries.

Fund of Funds Risk. The Fund is indirectly exposed to all of the risks of an investment in the underlying funds, including the risk that the underlying funds in which it invests do not perform as expected.

Large Shareholder Risk. To the extent that shares of Benchmark-Free Allocation Fund or an underlying fund are held by large shareholders (e.g., institutional investors), the Fund is subject to the risk that these shareholders will disrupt the relevant fund's operations by purchasing or redeeming fund shares in large amounts and/or on a frequent basis.

Leveraging Risk. The use of reverse repurchase agreements and other derivatives and securities lending may cause the Fund's portfolio to be leveraged. Leverage increases the Fund's portfolio losses when the value of its investments decline.

Liquidity Risk. Low trading volume, lack of a market maker, large size of position or legal restrictions may limit or prevent Benchmark-Free Allocation Fund or an underlying fund from selling particular securities or unwinding derivative positions at desirable prices. The more less-liquid securities Benchmark-Free Allocation Fund or an underlying fund holds, the more likely it is to honor a redemption request in-kind.

Management and Operational Risk. Benchmark-Free Allocation Fund and the underlying funds rely on GMO's ability to achieve their investment objective by effectively implementing their investment approach. The Fund runs the risk that GMO's proprietary investment techniques will fail to produce the desired results. Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers may use quantitative analyses and/or models and any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. The Fund is also subject to the risk that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for Benchmark-Free Allocation Fund or the underlying funds or impair fund operations.

Market Disruption and Geopolitical Risk. Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Fund's investments.

Market Risk - Asset-Backed Securities. Asset-backed securities are subject to severe credit downgrades, illiquidity, defaults and declines in market value.

Market Risk - Equity Securities. The market value of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying fund purchases equity investments at a discount from their value as determined by GMO, the Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments. An underlying fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market values of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

Market Risk - Fixed Income Securities. Typically, the market value of fixed income securities will decline during periods of rising interest rates and widening of credit spreads.

Natural Resources Risk. To the extent an underlying fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Short Sales Risk. The Fund runs the risk that a loss on a short sale of securities that the Fund does not own is unlimited.

Smaller Company Risk. Smaller companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.

Real Estate Risk. The value of the Fund's portfolio may be subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class1

Highest Quarter: 2nd Quarter 2009	+8.95%
Lowest Quarter: 4th Quarter 2008	-7.11%
Year-to-date total return as of 9/30/2011 is -0.37%

Average Annual Total Returns for the periods ended 12/31/2010[1]
	Inception Date of Share Class	1 Year	5 Year	Since 07/23/2003
Administrator Class (before taxes)	2/28/2012	3.99%	6.21%	11.06%
Administrator Class (after taxes on distributions)	2/28/2012	3.32%	3.36%	8.15%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	2/28/2012	2.59%	3.93%	8.18%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		11.76%	2.43%	7.14%
Consumer Price Index		1.50%	2.18%	2.39%
1.	Historical performance shown for Administrator Class prior to its inception is based on the performance of the Class III shares of Benchmark-Free Allocation Fund, the GMO Fund in which the Fund invests substantially all of its investable assets. Returns for the Class III shares have been adjusted downward to reflect the higher expenses applicable to Administrator Class at its inception. These fees were 1.48% for Administrator Class.

Fund Management

Investment Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Ben Inker, Portfolio Manager1/2012
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2003.

Transaction Policies

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management) or the portfolio manager. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

■

what the Fund is trying to achieve; and

■

how we intend to invest your money.

This section also provides a summary of the Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

Principal Risk Factors

This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

Absolute Return Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Portfolio Manager	Ben Inker[1]
Fund Inception:	February 28, 2012
Administrator Class	Ticker: __	Fund Number: __
1.	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2003.

Investment Objective

The Fund seeks a positive total return. The Fund does not have a particular securities market index as a benchmark and does not seek to outperform a particular index or blend of indices.

Principal Investments

The Fund invests substantially all of its investable assets in Benchmark-Free Allocation Fund, a fund of funds that invests primarily in shares of other GMO-managed mutual funds, including:

■

U.S. and foreign equity funds;

■

U.S. and foriegn fixed income funds; and

■

alternative investment strategy funds.

GMO's ability to shift investments among the underlying funds is not subject to any limits.

Principal Investment Strategies

The Fund is a diversified investment that may provide exposure to stock, bond and alternative investment strategy funds. The Fund invests substantially all of its investable assets in the Benchmark-Free Allocation Fund, an investment company managed by GMO. Benchmark-Free Allocation Fund is a fund of funds that invests primarily in shares of other GMO-managed mutual funds ("underlying funds"), which may include U.S. and foreign equity funds, U.S. and foreign fixed income funds and funds with various specialized investment programs, including funds that invest in alternative asset classes, funds that pursue "real return" strategies that seek to outperform cash benchmarks, and funds designed to complement broader asset allocation strategies rather than serving as standalone investments. Benchmark-Free Allocation Fund may also hold securities (particularly asset-backed securities) directly or through one or more subsidiaries or other entities.

GMO uses multi-year forecasts of relative value and risk among asset classes to select the underlying funds in which Benchmark-Free Allocation Fund invests and to decide how much to invest in each. GMO changes Benchmark-Free Allocation Fund's holdings of underlying funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance Benchmark-Free Allocation Fund's investments. GMO's ability to shift investments among the underlying funds is not subject to any limits. Benchmark-Free Allocation Fund is not restricted in its exposure to any particular asset class and may invest substantially all of its assets in a few underlying funds that primarily invest in the same asset class. Benchmark-Free Allocation Fund may, at times, also invest a substantial portion of its assets in a single underlying fund. In addition, Benchmark-Free Allocation Fund is not restricted in its exposure to any particular market. Although Benchmark-Free Allocation Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times it also may have substantial exposure to a particular country or type of country (e.g., emerging market countries).

Benchmark-Free Allocation Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Benchmark-Free Allocation Fund may also invest in GMO U.S. Treasury Fund or unaffiliated money market funds for cash management purposes.

Principal Risk Factors

Because the Fund invests all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

The Fund is primarily subject to the risks mentioned below.

■

Commodities Risk

■

Counterparty Risk

■

Credit Risk

■

Currency Risk

■

Derivatives Risk

■

Focused Investment Risk

■

Foreign Investment Risk

■

Fund of Funds Risk

■

Large Shareholder Risk

■

Leveraging Risk

■

Liquidity Risk

■

Management and Operational Risk

■

Market Disruption and Geopolitical Risk

■

Market Risk - Asset-Backed Securities

■

Market Risk - Equity Securities

■

Market Risk - Fixed Income Securities

■

Natural Resources Risk

■

Short Sales Risk

■

Smaller Company Risk

■

Real Estate Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks."

Because the Fund invests all of its investable assets in Benchmark-Free Allocation Fund, which, in turn, invests all of its assets in a number of underlying funds, the following principal risks are those risks that result from the Fund's indirect investments in the underlying funds or direct investment in Benchmark-Free Allocation Fund. In this section, references to the Fund should be read to include the Fund, Benchmark-Free Allocation Fund and the underlying funds, as appropriate. Some of the underlying funds in which the Fund indirectly invests are non-diversified investment companies under the 1940 Act. A decline in the market value of a particular security held by a non-diversified underlying fund may affect its performance more than if the fund was diversified.

The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information ("SAI").

Commodities Risk
The value of a Fund that has exposure to commodities markets is affected by factors particular to the commodity markets and may fluctuate more than the value of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. In addition, to the extent the Fund invests in commodity-related derivatives, the value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which these derivatives relate.

Counterparty Risk
This is the risk that the counterparty to a repurchase agreement or reverse repurchase agreement or other OTC derivatives contract or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty's obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent the Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. Funds that use swap contracts are subject, in particular, to the creditworthiness of the contracts' counterparties because some types of swap contracts used by the Fund have durations longer than six months (and, in some cases, a number of decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty's obligations are secured by collateral because the Fund's interest in collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund is also subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to OTC derivatives may be further complicated by recently enacted U.S. financial reform legislation. See "Derivatives Risk" below for more information.

Credit Risk
This is the risk that the issuer or guarantor of a fixed income security (including an asset-backed security) will be unable or unwilling to satisfy its obligations to pay principal or interest payments or to otherwise honor its obligations. The market value of a fixed income security normally will decline as a result of the issuer's failure to meet its payment obligations or the market's expectation of a default, which may result from the downgrading of the issuer's credit rating. This risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or domestic or foreign government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association ("Fannie Mae"), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due.

As noted under "Market Risk - Asset-Backed Securities" below, asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans and credit-card receivables. Asset-backed securities also may be collateralized by the fees earned by service providers or by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations"). Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The credit risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, and, if any, the level of credit support and the credit quality of the credit-support provider. See "Market Risk - Asset-Backed Securities" below for more information regarding credit and other risks associated with investments in asset backed securities.

In some cases, the credit risk of some of the Fund's fixed income securities are reflected in their credit ratings. The Fund is also subject to varying degrees of risk that the credit ratings of the securities will be downgraded. However, credit ratings reflect only the opinions of the agencies issuing them, may change less quickly than relevant circumstances and are not absolute guarantees of the quality of the rated securities. Credit ratings agencies have been criticized for issuing credit ratings that did not fully reflect the risks of the rated securities or were not promptly downgraded when the risks increased. GMO may rely on its own independent analysis of the credit quality and risks associated with individual securities considered for an underlying fund, rather than relying on ratings agencies or third-party research. GMO's capabilities in analyzing credit quality and associated risks for securities in which an underlying fund invests are particularly important, and there can be no assurance that GMO will be successful in this regard.

The obligations of issuers also are subject to bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. The Fund also will be exposed to credit risk on the reference security to the extent it writes protection under credit default swaps. See "Derivatives Risk" below for more information regarding risks associated with the use of credit default swaps.

Credit risk is particularly pronounced for below investment grade securities (i.e., junk bonds). The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Although offering the potential for higher investment returns, below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse economic and competitive industry conditions. In the event of default of sovereign debt, the Fund may lack recourse against the sovereign issuer involved.

Currency Risk
Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund's investments. Currency risk includes the risk that currencies in which the Fund's investments are traded and/or in which the Fund receives income, or currencies in which the Fund has taken an active investment position, will decline in value relative to other currencies, in the case of long positions, or increase in value relative to other currencies, in the case of short positions. In the case of hedging positions, currency risk includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the foreign currency being hedged. In such event, the Fund may realize a loss on the hedging instrument at the same time the Fund is realizing a loss on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See "Market Disruption and Geopolitical Risk" below.

An underlying fund may use derivatives to acquire positions in currencies whose value GMO expects to correlate with the value of currencies the underlying fund owns, currencies GMO wants the underlying fund to own, or currencies the underlying fund is exposed to through its investments. An underlying fund may also take overweighted or underweighted currency positions and/or alter the currency exposure of the securities in which it has invested. As a result, its currency exposure may differ (in some cases significantly) from the currency exposure of its security investments and/or its benchmarks. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money on its holdings of a particular currency and also lose money on the derivative. See also "Foreign Investment Risk" below.

To the extent an underlying fund has foreign currency holdings and/or invests or trades in securities denominated in foreign currencies or related derivatives, such holdings may be adversely affected by changes in the exchange rates of foreign currencies. In addition, some currencies are illiquid (e.g., some emerging country currencies), and the underlying fund may not be able to covert these currencies into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market where the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under "Leveraging Risk." In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see "Counterparty Risk" above).

Derivatives Risk
 The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, foreign currency contracts, swap contracts, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices. The SAI contains a description of the various types and uses of derivatives in the Fund's investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of OTC derivatives exposes the Fund to the risk that the counterparty to a derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives contracts typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if that occurs, the Fund may decide not to pursue its claims against the counterparty in order to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that do not require the counterparty to post collateral (e.g., foreign currency forwards), that require collateral but that do not provide for the Fund's security interest in it to be perfected, that require a significant upfront deposit by the Fund unrelated to the derivative's intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. When a counterparty's obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those experienced recently) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. During these periods of market disruptions, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present risks described elsewhere in this "Description of Principal Risks" section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used by the Fund or its pricing agent may not produce valuations that are consistent with the values realized when OTC derivatives are actually closed out or sold. This valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of the Fund's net asset value.

The Fund's use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce an underlying fund's risk exposures, potentially resulting in losses for the underlying fund.

Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track. The use of derivatives also may increase the taxes payable by shareholders.

When the Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Swap contracts and other OTC derivatives are highly susceptible to liquidity risk (see "Liquidity Risk" below) and counterparty risk (see "Counterparty Risk" above), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In addition, some underlying funds are not limited in the extent to which they may use derivatives or in the absolute face value of their derivative positions, and, as a result, they may be leveraged in relation to their assets (see "Leveraging Risk" below).

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund's ability to engage in derivatives transactions for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

Focused Investment Risk
 A Fund whose investments are focused in particular countries, regions, sectors, or companies or in industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) is subject to greater overall risk than a fund whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund may affect the Fund's performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors or companies. Securities, sectors or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also "Real Estate Risk" below.

Similarly, a Fund that invests a significant portion of its assets in investments tied economically to (or related to) a particular geographic region, foreign country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than a fund making foreign investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region. In addition, a recession, debt crisis, or decline in currency valuation in one country within a region can spread to other countries in that region. Furthermore, a Fund that invests in the debt or equity securities of companies located in a particular geographic region or foreign country is particularly vulnerable to events affecting companies located in that region or country because those companies often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also "Foreign Investment Risk" below.

Foreign Investment Risk
A Fund that invests in foreign (non-U.S.) securities is subject to additional and more varied risks than a fund whose investments are limited to U.S. securities. The securities markets of many foreign countries involve securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of foreign securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Foreign portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on those securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund's ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in foreign countries exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of issuers to which the Fund is exposed, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments that could adversely affect the market value of the Fund's investments.

In some foreign markets, custody arrangements for securities provide significantly fewer protections than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in foreign currency exchange rates also will affect the market value of the Fund's foreign investments (see "Currency Risk" above).

U.S. investors are required to maintain a license to invest directly in many foreign markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund's ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, the Fund will be required to obtain exposure to the market through the purchase of American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a foreign license by one of GMO's clients may preclude other clients, including an underlying fund, from obtaining a similar license, and this could limit the underlying fund's investment opportunities. In addition, the activities of another of GMO's clients could cause the suspension or revocation of a license and thereby limit an underlying fund's investment opportunities.

A Fund that invests a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) is subject to greater foreign investment risk than a fund investing primarily in more developed foreign countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund is exposed; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund's ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

Fund of Funds Risk
A Fund that invests in shares of other investment companies, including money market funds and ETFs (for purposes of this risk disclosure, "underlying Funds"), is exposed to the risk that the underlying Funds do not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new investment in underlying Funds with higher fees or expenses than those of the underlying Funds in which the Fund has already invested. The fees and expenses associated with an investment in these underlying Funds can be less predictable and potentially higher than fees of other funds with similar investment programs.

The Fund also is indirectly exposed to all of the risks applicable to an investment in the underlying Funds. Because some underlying Funds in turn invest a substantial portion of their assets in other funds pursuant to an exemptive order obtained from the SEC, such funds have more tiers of investments than funds in other groups of investment companies operating only pursuant to statutory and/or regulatory exemptions.

Investments in ETFs involve the risk that the ETF's performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF's performance to deviate from the index (which remains "fully invested" at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

Large Shareholder Risk
To the extent that shares of a Fund are held by large shareholders, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts and/or on a frequent basis. In addition, underlying funds managed by GMO and other accounts over which GMO has investment discretion that invest in Benchmark-Free Allocation Fund and the underlying funds are not subject to restrictions on the frequency of trading of Fund shares. These transactions could adversely affect a Fund if it sells portfolio securities to raise the cash to satisfy shareholder redemption requests or purchase portfolio securities to invest cash. Asset allocation decisions by GMO may result in substantial redemptions from (or investments into) the Benchmark-Free Allocation Fund and/or the underlying funds.These transactions may adversely affect the Fund's performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. These transactions also may accelerate the realization of taxable income to shareholders if such sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). This risk is particularly pronounced when one shareholder owns a substantial portion of a Fund.

Leveraging Risk
The Fund's use of reverse repurchase agreements and other derivatives and securities lending may cause its portfolio to be leveraged (i.e., the Fund's exposure to underlying securities, assets or currencies exceeds its net asset value). Leverage increases the Fund's portfolio losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund's use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. The Fund's portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it avails itself of the right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

Liquidity Risk
The effect of liquidity risk is particularly pronounced when low trading volume, lack of a market maker, large size of position, or legal restrictions (including daily price fluctuation limits or "circuit breakers") limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the more less-liquid securities the Fund holds, the more likely it is to honor a redemption request in-kind. A Fund with a principal investment strategy that involves investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, foreign securities (in particular emerging market securities), derivatives (in particular over-the-counter ("OTC") derivatives), and/or securities subject to restrictions on resale has the greatest liquidity risk. These types of investments can be difficult to value and are more likely to be fair valued, resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of a Fund. Less liquid securities are more susceptible than other securities to market value declines when markets decline generally.

The Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing out a short position). Some of the markets, exchanges or securities in which the Fund invests may be less liquid and this would affect the price at which, and the time period in which, the Fund may liquidate positions to meet redemption requests or other funding requirements. Although U.S. Treasury securities have historically been among the most liquid fixed income investments, these securities may become less liquid in the future.

The Fund makes (or may make) investments in emerging market securities that are not widely traded and are sometimes subject to purchase and sale restrictions and/or in securities of companies with smaller market capitalizations that are not widely held and trade less frequently and in lesser quantities than securities of companies with larger market capitalizations.

The Fund may buy securities that are less liquid than those in its benchmarks.

Management and Operational Risk
Benchmark-Free Allocation Fund and the underlying funds are subject to management risk because they rely on GMO's ability to achieve their investment objectives. GMO uses proprietary investment techniques in making investment decisions for Benchmark-Free Allocation Fund and the underlying funds, but that does not assure that GMO will achieve the desired results and Benchmark-Free Allocation Fund and the underlying funds may incur significant losses. GMO, for example, may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. To the extent Benchmark-Free Allocation Fund's and the underlying funds' portfolio managers use quantitative analyses and/or models, any imperfections or limitations in such analyses and/or models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. There also can be no assurance that all of GMO's personnel will continue to be associated with GMO for any length of time. The loss of the services of one or more employees of GMO could have an adverse impact on Benchmark-Free Allocation Fund's and the underlying funds' ability to achieve their investment objectives.

Benchmark-Free Allocation Fund and the underlying funds generally do not take temporary defensive positions. Instead they usually are fully invested in the asset classes in which they are permitted to invest (e.g., domestic equities, foreign equities or emerging country debt). Benchmark-Free Allocation Fund and the underlying funds may buy securities not included in their benchmarks, hold securities in very different proportions than their benchmarks, and/or engage in other strategies that cause Benchmark-Free Allocation Fund's and the underlying funds' performance to differ from (and/or be uncorrelated with or negatively correlated with) that of their benchmarks. In those cases, Benchmark-Free Allocation Fund's and the underlying funds' performance will depend on the ability of GMO to choose securities that perform better than securities that are included in the benchmark and/or to utilize those other strategies in a way that adds value relative to the benchmark.

Benchmark-Free Allocation Fund and the underlying funds also are subject to the risk of loss and impairment of operations from operational risk as a result of GMO's and other service providers' provision of investment management, administrative, accounting, tax, legal, shareholder and other services to Benchmark-Free Allocation Fund and the underlying funds. Operational risk can result from inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent Benchmark-Free Allocation Fund and the underlying funds from purchasing or selling a security that GMO expects will appreciate or decline in value, as the case may be, thus preventing Benchmark-Free Allocation Fund and the underlying funds from benefiting from potential investment gains or avoiding losses on the security. GMO is not contractually liable to Benchmark-Free Allocation Fund and the underlying funds for losses associated with operational risk absent GMO's willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to Benchmark-Free Allocation Fund and the underlying funds. Other Fund service providers also have limitations on their liability to Benchmark-Free Allocation Fund and the underlying funds for losses resulting from their errors.

Market Disruption and Geopolitical Risk
The Fund is subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. War, terrorism and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund's investments. During such market disruptions, the Fund's exposure to the risks described elsewhere in this "Description of Principal Investment Risks" section, including market risk, liquidity risk, foreign investment risk, currency risk, credit risk and counterparty risk will likely increase. Market disruptions can also prevent the Fund from implementing its investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause the Fund's derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer such products on a more limited basis, or the current global economic crisis may strain the U.S. Treasury's ability to satisfy its obligations.

Benchmark-Free Allocation Fund and the underlying funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include Market Risk – Asset-Backed Securities, Market Risk – Equity Securities, and Market Risk – Fixed Income Securities.

Market Risk - Asset-Backed Securities
Investments in asset-backed securities are subject to all of the market risks for fixed-income securities described below under "Market Risk - Fixed Income Securities" and other market risks. These risks include, but are not limited to, loss on investments, lack of liquidity and impact of fluctuating interest rates.

To the extent the Fund invests in asset-backed securities, is exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, or credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations") and by the fees earned by service providers. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flows generated by the assets backing the securities. The market risk of a particular asset-backed security depends on many factors, including the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets and, if any, the level of credit support and the credit quality of the credit-support provider. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. The obligations of issuers (and obligors of underlying assets) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Fund that were once rated investment grade are now rated below investment grade. See "Credit Risk" above for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market value of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market value of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as is provided by the asset-backed security.

The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above. See "Focused Investment Risk" above for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution's business may have a material impact on many investments.

Market Risk - Equity Securities
To the extent the Fund has significant equity investments, it runs the risk that the market value of those investments will decline. The market value of an equity investment may decline for reasons that directly relate to the issuing company, such as management performance, financial leverage and reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages, increased production costs, regulation, or competitive industry conditions. In addition, market value may decline as a result of general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed-income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Fund may invest a substantial portion of its assets in equities and generally does not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of the Fund's shares.

If an underlying fund purchases equity investments at a discount from their value as determined by GMO, that Fund runs the risk that the market prices of these investments will not increase to that value for a variety of reasons, one of which may be GMO's overestimation of the value of those investments.

Equity investments trading at higher multiples of current earnings than other securities have market values that often are more sensitive to changes in future earnings expectations than other securities. At times when the market is concerned that these expectations may not be met, the market values of those securities typically fall.

Market Risk - Fixed Income Securities
To the extent the Fund invests a significant portion of its assets in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities), it is subject to various market risks. These risks include, but are not limited to, loss on their investments, lack of liquidity of their investments, and the impact of fluctuating interest rates. During periods of economic uncertainty and change, the market price of the Fund's investments in below investment grade securities (also known as "junk bonds") may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value and are more likely to be fair valued, resulting in differences between the values realized on the sale of the investments and the value at which the investments are carried on the books of the Fund. See "Credit Risk" and "Liquidity Risk" above for more information about these risks.

A principal risk run by the Fund is that an increase in prevailing interest rates will cause the market value of those investments to decline. The risk associated with increases in interest rates (also called "interest rate risk") is generally greater to the extent the Fund invests in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security's price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment's fixed rate is locked in for longer periods of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down with the level of prevailing interest rates. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform the market for fixed rate securities when interest rates rise but outperform the market when interest rates decline. To the extent the Fund invests in fixed income securities paying no interest, such as zero coupon and principal-only securities, it will be exposed to additional interest rate risk.

The value of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury ("TIPS")) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates and increase during periods of declining real interest rates (i.e., nominal interest rate minus inflation). Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the value of inflation indexed bonds may decline more than the value of non-inflation indexed (or nominal) fixed income bonds with similar maturities. There can be no assurance that the value of the Fund's inflation indexed bonds will change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The interest payments on these investments cannot be known with certainty. The U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of TIPS.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations will have a negative return unless GMO waives or reduces its management fees.

Market risk for fixed income securities denominated in foreign currencies is also affected by currency risk. See "Currency Risk" above.

Natural Resources Risk
 To the extent an underlying fund concentrates its investments in the natural resources sector, it is subject to greater risks than a fund that invests in a wider variety of industries. A Fund with concentrated investments in the natural resources sector is particularly exposed to adverse developments affecting issuers in the natural resources sector. In addition, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. As a result, companies in the natural resources sector often have limited pricing power over supplies or for the products they sell which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

A Fund's concentration in the securities of companies with substantial natural resource assets will expose it to the price movements of natural resources to a greater extent than a more broadly diversified mutual fund. If a Fund invests primarily in this economic sector, there is the risk that the Fund will perform poorly during an economic downturn or a slump in demand for natural resources.

Short Sales Risk
 A Fund may use short sales in their investment programs in an attempt to increase their returns and/or for hedging purposes. The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales "against the box," meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities or currencies identical to those sold short. The Fund incurs transaction costs, including interest, when opening, maintaining and closing short sales against the box. Short sales against the box protect the Fund against the risk of loss in the value of a portfolio security or currency by offsetting a decline in value of the security or currency by a corresponding gain in the short position. The converse, however, is that any increase in the value of the security or currency will be offset by a corresponding loss in the short position.

In implementing their principal investment strategies, some underlying funds are permitted to engage in short sales of securities or currencies that they do not own. To do so, the Fund would borrow a security (e.g., shares of an exchange-traded fund ("ETF")) or currency from a broker and sell it to a third party. This type of short sale would expose the Fund to the risk that it will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of the Fund's potential loss is theoretically unlimited. Accordingly, the Fund may be subject to increased leveraging risk and other investment risks described in this "Description of Principal Investment Risks" section as a result of engaging in short sales of securities or currencies it does not own.

Smaller Companies Risk
Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations, including small- and mid-cap companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Real Estate Risk
 The value of the portfolio of underlying funds that concentrates their assets in real estate related investments is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage real estate investment trusts ("REITs") may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and failing to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, and/or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended (the "1940 Act").

Portfolio Holdings Information

A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at wellsfargo.com/advantagefunds.

Organization and Management of the Fund

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

The Adviser and Portfolio Manager

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

Since the Fund has not yet commenced operations, the Fund has not yet paid an advisory fee to Funds Management.

Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for the Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various other client and proprietary accounts may at times take positions that are adverse to the Fund. Funds Management applies various policies to address these situations, but the Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their other clients achieve gains or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage the Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

Ben Inker

The Fund will invest substantially all of its assets directly in Benchmark-Free Allocation Fund. Day-to-day management of Benchmark-Free Allocation Fund is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage Benchmark-Free Allocation Fund's portfolio, and no one person is primarily responsible for day-to-day management of Benchmark-Free Allocation Fund. Ben Inker, the senior member of the Division, allocates the responsibility for portions of Benchmark-Free Allocation Fund's portfolio to various members of the Division, oversees the implementation of the trades on behalf of Benchmark-Free Allocation Fund, reviews the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitors cash flows. Mr. Inker has served as a senior member of the Division responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since the Fund's inception. Mr. Inker is Director of the Division. He has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 2003.

Compensation to Dealers and Shareholders Servicing Agents

Shareholder Servicing Plan
The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for the Fund's Administrator Class. For these services, the Fund's Administrator Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

Additional Payments to Dealers
 In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or its affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at wellsfargo.com/advantagefunds.

Pricing Fund Shares

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

How to Buy Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund. Specific eligibility requirements that apply to these entities include:

■

Employee benefit plan programs that have at least $10 million in plan assets;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Institutions who invest a minimum initial amount of $1 million in a Fund; and

■

Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

To buy additional shares or to buy
shares in a new Fund:

■

Call Investor Services at
1-800-222-8222 or

■

Call 1-800-368-7550 for the
automated phone system or

■

Visit our Web site at
wellsfargo.com/
advantagefunds

By Wire

■

Complete and sign the Administrator Class account application

■

Call Investor Services at 1-800-222-8222 for faxing instructions

■

Use the following wiring instructions:
State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds
(Name of Fund, Account Number)
Account Name: Provide your
name as registered on the
Fund account

■ To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

General Notes For Buying Shares

■

Proper Form. If the transfer agent receives your new account application or purchase request in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your new account application or purchase request is received in proper form after the close of trading on the NYSE, your transaction will be priced at the next business day's NAV. If your new account application or purchase request is not in proper form, additional documentation may be required to process your transaction.

■

Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

■

U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

■

Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

■

Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

■

Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

■

Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to a Fund and for delivering required payment on a timely basis.

■

Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from a Fund, and for transmitting shareholder voting instructions to a Fund.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at SIPC.org or by calling SIPC at (202) 371-8300.

How to Sell Shares

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

■

To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

■

Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

■

Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

■

Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

■

To arrange for a Federal Funds wire, call 1-800-222-8222.

■

Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

■

Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

General Notes for Selling Shares

■

Proper Form. If the transfer agent receives your request to sell shares in proper form before the close of the NYSE, your transaction will be priced at that day's NAV. If your request to sell shares is received in proper form after the close of trading on the NYSE, it will be priced at the next business day's NAV. If your request is not in proper form, additional documentation may be required to sell your shares.

■

Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

■

Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

■

Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

■

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

■

In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

■

Same-fund exchanges between Class A, Class C, Administrator Class, Institutional Class and Investor Class shares are permitted subject to the following conditions: (1) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; (2) in order for exchanges into Class A shares, the shareholder must be able to qualify to purchase Class A shares at net asset value based on current prospectus guidelines; and (3) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange.

■

An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

■

You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

■

Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

■

If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

■

Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Frequent Purchases and Redemptions of Fund Shares

The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

■

Money market funds;

■

Ultra-short funds (including Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

■

Purchases of shares through dividend reinvestments;

■

Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

■

Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

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Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

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Permitted exchanges between share classes of the same Fund;

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Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

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Purchases below $5,000 (including purchases that are part of an exchange transaction).

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Account Policies

Advance Notice of Large Transactions
 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

Householding
 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts
 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

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Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

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Qualified Retirement Plans, including Simple IRAs, SEP IRAs, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

Small Account Redemptions
 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations
 Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents
 You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries
 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations
 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act
 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Distributions

The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

To the extent a distribution from the Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

Description of Underlying Funds

The following information has been provided to the Fund by GMO and the underlying funds in which Benchmark-Free Allocation Fund invests. These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

GMO may change the investment policies and/or programs of the underlying funds at any time without notice to shareholders of the Fund. Each of the underlying funds is subject to some or all of the risks detailed in this prospectus under "Principal Risks." For a more detailed explanation of each underlying fund's principal investments, investment methodology and risks, as well as a definition of each underlying fund's benchmark, see "Underlying Funds" in the Fund's Statement of Additional Information. References below to the "Manager" are to GMO.

GMO U.S. Equity Funds

The GMO U.S. Equity Funds (other than GMO Quality Fund) normally do not take temporary defensive positions. GMO Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Name and Benchmark	Investment Goal/Strategy
GMO Quality Fund S&P 500 Index

Seeks total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes to be of high quality. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In assessing a company's quality, the Manager may consider several factors, including in particular, high return on equity, low debt to equity and the Manager's assessment of the company relative to its competitors. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund may hold fewer than 100 stocks. The Fund may make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt instruments. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goal/Strategy
GMO Real Estate Fund MSCI U.S. REIT Index

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in investments or groups of investments that the Manager believes will provide higher returns than the MSCI U.S. REIT Index. The Manager uses active investment management methods, which means that investments are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting investments for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify investments that the Manager believes present positive return potential relative to other investments. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an investment or a group of investments. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an investment or group of investments relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure. ; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund has a fundamental policy to concentrate its investments in real estate-related investments. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in real estate investment trusts ("REITs") and other real estate-related investments. REITs are managed vehicles that invest in real estate or real estate-related investments (both equity and fixed income securities). For purposes of this Prospectus, the term "real estate-related investments" includes securities of REITs and of companies that derive at least 50% of their revenues and profits from, or have at least 50% of their assets invested in, (i) the development, construction, management, or sale of real estate or (ii) real estate holdings. For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Core Equity Fund S&P 500 Index

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the S&P 500 Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities based on the ratio of their price (e.g., equities or compnies in a particular industry) relative to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions included as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equity investments tied economically to the U.S. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Growth Fund Russell 1000® Growth Index

Seeks long-term capital growth. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Growth Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities.The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Intrinsic Value Fund Russell 1000® Value Index

Seeks long-term capital growth. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 1000 Value Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to the U.S. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goal/Strategy
GMO U.S. Small/Mid Cap Fund Russell 2500® Index

Seeks long-term capital growth. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the Russell 2500 Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, industry and sector exposure, and market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of U.S. companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, and in companies with similar market capitalizations ("small- and mid-cap companies"). Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments in small- and mid-cap companies tied economically to the U.S. As of May 31, 2011, the market capitalization of companies that issue stocks included in the Russell 2500 Index ranged from approximately $11.9 million to $11.7 billion, with an average market capitalization of approximately $3.1 billion and a median market capitalization of approximately $2.8 billion. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

GMO Fixed Income Funds

The GMO Fixed Income Funds (other than GMO Domestic Bond Fund, GMO Short-Duration Investment Fund, GMO Short-Duration Collateral Fund, GMO Short-Duration Collateral Share Fund, and GMO U.S. Treasury Fund), if deemed prudent by the Manager, will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with a fund's normal investment strategies. Many of the GMO Fixed Income Funds have previously taken temporary defensive positions and have availed themselves of the right to honor redemption requests in-kind. To the extent a fund takes temporary defensive positions, it may not achieve its investment objective. With respect to the GMO Fixed Income Funds' investments, the term "investment grade" refers to a rating of Baa3/P-2 or better given by Moody's Investors Service, Inc. ("Moody's") or BBB-/A-2 or better given by Standard & Poor's Rating Services ("S&P") to a particular fixed income security/commercial paper, and the term "below investment grade" refers to any rating below Baa3/P-2 given by Moody's or below BBB-/A-2 given by S&P to a particular fixed income security/commercial paper. Fixed income securities rated below investment grade are also known as high yield or "junk" bonds. In addition, investment-grade securities/commercial paper that are given a rating of Aa/P-1 or better by Moody's or AA/A-1 or better by S&P are referred to as "high quality." Securities referred to as investment grade, below investment grade, or high quality include not only securities rated by Moody's and/or S&P, but also unrated securities that the Manager determines have credit qualities comparable to securities rated by Moody's or S&P as investment grade, below investment grade, or high quality, as applicable.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Asset Allocation Bond Fund Citigroup 3 Month Treasury Bill Index

Seeks total return in excess of that of its benchmark. The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality). The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to: (i) investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds; (ii) below investment grade bonds (also known as "junk bonds"); (iii) inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and (v) asset-backed securities, including mortgage related and mortgage-backed securities. The Fund may also invest in exchange traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates, and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and GMO U.S. Treasury Fund (for cash management purposes). In addition the Fund also may invest in unaffiliated money market funds for cash management purposes. The Fund may invest up to 100% of its assets in junk bonds. The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's assessment of different sectors of the bond market. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Asset Allocation International Bond Fund J.P. Morgan Non-U.S. Government Bond Index

Seeks total return in excess of that of its benchmark. The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see "Name Policies"). The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration or credit quality). While the Fund principally invests in non-U.S. bonds, it may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to: (i) foreign government securities and other investment grade bonds denominated in various currencies, including bonds issued by the U.S. government, and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds; (ii) below investment grade bonds (also known as "junk bonds"); (iii) inflation indexed bonds issued by foreign governments and the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including junk bonds); and (v) asset-backed securities, including mortgage related and mortgage-backed securities. The Fund may also invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and GMO U.S. Treasury Fund (for cash management purposes). The Fund also may invest in unaffiliated money market funds for cash management purposes. The Fund may invest up to 100% of its assets in junk bonds. The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's assessment of different sectors of the bond market. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Core Plus Bond Fund Barclays Capital U.S. Aggregate Index

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to the global interest rate, credit and currency markets); (ii) bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (iii) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (iv) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit and currency markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vi) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (vii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (viii) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration (approximately 5.2 years as of 05/31/11). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Currency Hedged International Bond Fund J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to the global interest rate, credit and currency markets); (ii) bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (iii) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (iv) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit and currency markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vi) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (vii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (viii) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars. The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration (approximately 6.6 years as of 05/31/11). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Debt Opportunities Fund N/A

The Fund's investment objective is positive total return. The Fund seeks to achieve its investment objective by investing primarily in debt investments. The Fund is permitted to make investments in alltypes of U.S. and foreign debt investments, without regard to the credit rating of the obligor. The Fund may invest in debt investments issued by a wide range of private issuers and by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and OTC derivatives. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets. The Fund is not restricted in its exposure to any type of debt investment, and at times may be substantially exposed to a single type of debt investment (e.g., asset-backed securities). The Fund's debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. The Fund may invest in securities of any credit quality. There is no limit on the amount of the Fund's total assets that may be invested in below investment grade securities, and the Fund may invest in material positions of below investment grade securities. Debt investments rated below investment grade are also known as high yield or "junk" bonds. Upon the commencement of its operations, the Fund initially expects to invest substantially all of its assets in asset-backed securities, a substantial portion of which will be junk bonds. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. In selecting debt investments for the Fund's portfolio, the Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of investments and to identify those the Manager believes are undervalued. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Fund does not seek to maintain a specified interest rate duration for its portfolio. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Domestic Bond Fund Barclays Capital U.S. Government Index

Seeks total return in excess of that of its benchmark. The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments. Historically, the Fund has implemented its strategies: (i) synthetically by using exchange-traded and over-the-counter (OTC) derivatives and investing in other GMO Funds and/or (ii) directly by purchasing bonds. The Fund principally holds shares of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that primarily holds U.S. asset-backed securities). The Fund has also invested in and may continue to hold: (i) U.S. bonds (including U.S. government bonds, U.S. corporate bonds and asset-backed securities); (ii) derivatives, including without limitation, futures contracts, reverse repurchase agreements, credit default swaps and other swap contracts; (iii) shares of GMO U.S. Treasury Fund (for cash management purposes); and (iv) foreign bonds. Because of the deterioration in credit markets that became acute in 2008, the Fund, including through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade U.S. asset-backed securities (also knows as "junk bonds"). The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager does not seek to maintain a specified interest rate duration for the Fund. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds tied economically to the U.S. The term"bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Emerging Country Debt Fund J.P. Morgan Emerging Markets Bond Index Global (EMBIG)

Seeks total return in excess of that of its benchmark. The Fund invests primarily in sovereign debt of emerging countries denominated in currencies of developed markets (e.g., U.S. dollar, Euro, Japanese yen, Swiss franc and British pound sterling). Under normal circumstances, invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries. The term "emerging countries" means the world's less developed countries. Typically gains its investment exposure by purchasing debt of sovereign issuers of emerging countries or by using derivatives, typically credit default swaps. Also invests in asset-backed securities (including through GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund). Invests a substantial portion of its assets in below investment grade securities (also known as "junk bonds"). Generally, at least 75% of the fund's assets are denominated in, or hedged into, U.S. dollars. In pursuing its investment objective, the fund also typically uses exchange-traded and over-the-counter (OTC) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of developed markets), reverse repurchase agreements and futures. The Fund's performance is likely to be more volatile than that of its benchmark. The Manager emphasizes a "bottom-up" approach to examining and selecting investments and uses analytical techniques to identify inefficiencies in the pricing of emerging country debt investments and to identify investments the Manager believes are undervalued. The Manager also determines country allocations based on its outlook for a country. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to cause the Fund's estimated interest rate duration to approximate that of its benchmark (approximately 7.1 years as of 5/31/11). The Fund is a non-diversified investment company under the meaning under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Global Bond Fund J.P. Morgan Global Government Bond Index

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to the global interest rate, credit and currency markets); (ii) foreign bonds and other bonds denominated in various currencies, including foreign and U.S. Government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (iii) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (iv) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit, and currency markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vi) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (vii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (viii) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration (approximately 6.4 years as of 05/31/11). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMOFunds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO High Quality Short-Duration Bond Fund J.P. Morgan U.S. 3 Month Cash Index

The Fund's investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index. The Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity. To implement its investment strategies, the Fund primarily invests in high quality U.S. and foreign fixed income securities. The Fund may invest in fixed income securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments (including securities neither guaranteed nor insured by the U.S. government). The Fund may invest in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund also may use other exchange-traded and OTC derivatives. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivative positions, and, as a result, it may be leveraged in relation to its assets. The Fund's fixed income securities may include all types of interest rate, payment, and reset terms, including adjustable rate, fixed rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While the Fund primarily invests in high quality bonds, the Fund may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. In selecting fixed income securities for the Fund's portfolio, the Manager focuses primarily on the securities' credit quality. The Manager uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Manager normally seeks to maintain an estimated interest rate duration of 365 days or less for the Fund's portfolio. The Fund's dollar-weighted average portfolio maturity may be substantially longer than its dollar-weighted average interest rate duration. The Manager estimates the Fund's dollar-weighted average interest rate duration by aggregating the durations of the Fund's direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor to a fixed income security is required to prepay principal and/or interest on the security and the payments are not denominated in U.S. dollars. The Manager may estimate duration by traditional means or through empirical analysis, which may produce results that differ from those produced by traditional methods of calculating duration. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds. The Fund's benchmark is the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Inflation Indexed Plus Bond Fund Barclays Capital U.S. Treasury Inflation Notes Index

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to inflation indexed bonds and/or the global interest rate, credit and currency markets); (ii) inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; (iii) non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities (including securities neither guaranteed nor insured by the U.S. government) and by corporations (to gain direct exposure to such securities and/or for use as part of a synthetic position); (iv) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (v) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit, and currency markets); (vi) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vii) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (viii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (ix) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposures to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in inflation indexed bonds. For purposes of this Prospectus, the term "inflation indexed bonds" includes instruments that are "linked" to general measures of inflation because their principal and/or interest components change with general movements of inflation in the country of issue. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Bond Fund J.P. Morgan Non-U.S. Government Bond Index

Seeks total return in excess of that of its benchmark. The Fund's investment program has two principal components. One component seeks to replicate the Fund's benchmark. The second component seeks to add value relative to the Fund's benchmark by taking positions that may be unrelated to its benchmark in global interest rate, currency and credit markets (particularly in asset-backed and emerging country debt markets). These positions can cause the Fund's performance to differ significantly from that of its benchmark. In deciding on what positions to take in global interest rate and currency markets, and for the size of those positions, the Manager considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). The Manager assesses the relative values across global interest rate and currency markets, and considers the merits of overweighting or underweighting positions in currencies and interest rates. The Manager also may consider the relative attractiveness of yield curve and duration positions in these markets. In selecting credit investments, the Manager uses fundamental investment techniques to assess the expected performance of these investments relative to the Fund's benchmark. In implementing these strategies, the Fund may hold or invest in: (i) derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, credit default swaps and other swap contracts (to generate a return comparable to the Fund's benchmark and to gain exposure to the global interest rate, credit and currency markets); (ii) foreign bonds and other bonds denominated in various currencies, including foreign and U.S. government bonds, asset-backed securities issued by foreign governments and U.S. government agencies (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers; (iii) shares of GMO Short-Duration Collateral Fund ("SDCF") (to have exposure to asset-backed securities); (iv) shares of GMO World Opportunity Overlay Fund ("Overlay Fund") (to gain exposure to the global interest rate, credit and currency markets); (v) shares of GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets); (vi) shares of GMO U.S. Treasury Fund and unaffiliated money market funds (for cash management purposes); (vii) shares of GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments); and (viii) shares of GMO Debt Opportunities Fund (to gain exposure to global credit markets). The Fund, primarily through its investments in shares of SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be  leveraged in relation to its assets. The Manager normally seeks to maintain the Fund's estimated interest rate duration within +/- 2 years of the benchmark's duration (approximately 6.9 years as of 05/31/11). Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds. The term "bond" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Short-Duration Collateral Fund ("SDCF") J.P. Morgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments. The Fund primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. The Fund has also used other exchange-traded and over-the-counter (OTC) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund currently has and is expected to continue to have material exposure to below investment grade securities. The Manager does not seek to maintain a specified interest rate duration for the Fund. Since October 2008, the Fund has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. The Fund currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to shareholders for tax purposes. See "Distributions and Taxes" below. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Short-Duration Collateral Share Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return comparable to that of its benchmark. The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund ("SDCF"). The Fund also may invest in GMO U.S. Treasury Fund, unaffiliated money market funds, cash and cash equivalents. Its investment objective and principal investment strategies, therefore, are substantially similar to those of SDCF. SDCF is not currently pursuing its investment objective or an active investment program and is not acquiring new investments. SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments, and commercial paper, and has entered into credit default swaps, reverse repurchase agreements and repurchase agreements. SDCF has also used exchange-traded and over-the-counter (OTC) derivatives. Because of the deterioration in credit markets that became acute in 2008, the Fund, through its holdings of SDCF, currently has and is expected to continue to have material exposure to below investment grade securities. The Manager does not seek to maintain a specified interest rate duration for SDCF. Since October of 2008, SDCF has declared and paid distributions when it has acquired a meaningful cash position rather than reinvesting that cash in portfolio securities. SDCF currently intends to continue this practice. A substantial portion of any such distributions could constitute a return of capital to SDCF shareholders, including the Fund, for tax purposes. Therefore, if the Fund, in turn, distributes these amounts to its shareholders, the Fund's distributions similarly could constitute a return of capital to Fund shareholders for tax purposes. See "Distributions and Taxes" below. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Short-Duration Investment Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks to provide current income. The Fund is not currently pursuing its investment objective or an active investment program and is not acquiring new investments. Historically, the Fund has sought to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund primarily holds shares of GMO Short Duration Collateral Fund ("SDCF"). SDCF primarily holds asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds and bank loans made to corporations. In addition, SDCF has invested in government securities, corporate debt securities, money market instruments and commercial paper and has entered into credit default swaps, reverse repurchase agreements, and repurchase agreements. SDCF has also used other exchange-traded and over-the-counter (OTC) derivatives. The Fund also has invested directly in asset-backed securities issued by private issuers, U.S. government and agency securities (including securities neither guaranteed nor insured by the U.S. government), corporate debt securities, money market instruments, prime commercial paper and master demand notes, and certificates of deposit, bankers' acceptances and other bank obligations. Because of the deterioration in credit markets that became acute in 2008, the Fund, in particular through its investment in SDCF, currently has and is expected to continue to have material exposure to below investment grade securities. The Manager does not seek to maintain a specified interest rate duration for the Fund. The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Strategic Fixed Income Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return in excess of that of its benchmark. The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities. The term "fixed income security" includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (also known as "junk bonds"). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to: (i) investment grade bonds denominated in various currencies, including bonds issued by the U.S. and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. government), corporate bonds and taxable and tax-exempt municipal bonds; (ii) below investment grade bonds; (iii) inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and foreign governments and their agencies or instrumentalities (as well as bonds neither guaranteed nor insured by the U.S. and/or foreign governments) and inflation indexed bonds issued by corporations; (iv) sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and (v) asset-backed securities. The Fund has substantial holdings of GMO Short-Duration Collateral Fund ("SDCF") (a Fund that primarily holds U.S. asset-backed securities) and GMO World Opportunity Overlay Fund ("Overlay Fund") (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets). The Fund may also invest in exchange traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Fund may gain exposure to the investments described above through investments in shares of other GMO Funds, including SDCF and Overlay Fund, and also GMO Emerging Country Debt Fund ("ECDF") (to gain exposure to emerging country debt markets), GMO High Quality Short-Duration Bond Fund (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and foreign debt investments), GMO Debt Opportunities Fund (to gain exposure to global credit markets) and GMO U.S. Treasury Fund (for cash management purposes). For cash management purposes, the Fund may invest in unaffiliated money market funds. The Fund, primarily though its investments in SDCF, Overlay Fund and ECDF, has and is expected to continue to have material exposure to below investment grade U.S. asset-backed and emerging country debt securities. The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund's interest rate duration will change depending on the Fund's investments and the Manager's assessment of different sectors of the bond market.

Fund Name and Benchmark	Investment Goals/Strategy
GMO World Opportunity Overlay Fund J.P. Morgan U.S. 3 Month Cash Index

Seeks total return greater than that of its benchmark. The Fund seeks to achieve its investment objective by using derivatives and direct investments in fixed income securities to seek to exploit misvaluations in global interest rate, credit and currency markets. The Fund's direct investments in fixed income securities include U.S. and foreign asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPs), Treasury Securities and global bonds). The Fund seeks to achieve its investment objective by attempting to identify and estimate the relative misvaluation of global interest rate, credit and currency markets. Based on such estimates, the Fund establishes its positions across global interest rate, credit and currency markets. Derivative positions taken by the Fund are implemented primarily through interest rate swaps and/or futures contracts, currency forwards and/or options, and credit default swaps on single-issuers or indices. As a result of its derivative positions, the Fund typically will have a net notional value in excess of its net assets and will have a higher tracking error, along with concomitant volatility, relative to its benchmark. The Fund is not limited in the extent to which it may use derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Fund has a substantial investment in asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations. In addition, the Fund may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. the Fund's fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Because of the deterioration in credit markets that became acute in 2008, the Fund has and is expected to continue to have material exposure to below investment grade securities. Because of the above-referenced deterioration in credit markets, the Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO U.S. Treasury Fund Citigroup 3 Month Treasury Bill Index

Seeks liquidity and safety of principal with current income as a secondary objective. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations. "Direct U.S. Treasury Obligations" include U.S. Treasury bills, bonds, and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. The Manager normally seeks to maintain an interest rate duration of one year or less for the Fund's portfolio. The Fund may also enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically broker-dealers and banks, and the safety of the arrangement is dependent on, among other things, the Fund having an interest in the security that can be realized in the event of the insolvency of the counterparty. In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed-income securities that are backed by the full faith and credit of the U.S. government, such as guaranteed securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC). For cash management purposes, the Fund also may invest in unaffiliated money market funds. Although the fixed-income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year. The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds. In selecting U.S. Treasury securities for the Fund's portfolio, the Manager focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply/demand imbalances and other market conditions.

GMO International Equity Funds

The GMO International Equity Funds (other than GMO Foreign Fund, GMO Foreign Small Companies Fund and GMO Flexible Equities Fund) normally do not take temporary defensive positions. GMO Flexible Equities Fund may, from time to time, take temporary defensive positions. GMO Foreign Fund and GMO Foreign Small Companies Fund normally do not take temporary defensive positions, but each Fund may hold up to 10% of its total assets in cash and cash equivalents to manage cash inflows and outflows as a result of shareholder purchases and redemptions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Currency Hedged International Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged)

Seeks total return greater than that of its benchmark. The Fund is a fund of funds and invests primarily in other GMO Funds. The Fund may invest in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, GMO International Small Companies Fund and GMO Flexible Equities Fund (collectively, the "underlying Funds"). In addition, the Fund may invest in securities directly. Under normal circumstances, the Fund invests directly and indirectly (through investment in the underlying Funds) at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager uses multi-year forecasts of relative value and risk among major sectors in the international equity markets (e.g., large-cap value, large-cap growth, large-cap core, small- and mid-cap value and small- and mid-cap growth) to select the underlying Funds and decide how much to invest in each. The Manager shifts investments among the underlying Funds in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments. TheManager assesses the currency exposure of the underlying Funds' holdings and then attempts to hedge at least 70% of that exposure relative to the U.S. dollar through the use of currency forwards and other derivatives. While the Fund's benchmark is fully hedged, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund also may lend its portfolio securities. The Fund and some of the underlying Funds are non-diversified investment companies under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Developed World Stock Fund MSCI World Index

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in stocks or groups of stocks that the Manager believes will provide higher returns than the MSCI World Index. The Manager uses active investment management methods, which means that stocks are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting stocks for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify stocks that the Manager believes present positive return potential relative to other stocks. Some of these methods evaluate individual stocks or a group of stocks (e.g., stocks of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of a stock or a group of stocks. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of a stock or group of stocks relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in stocks, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets. For this purpose, the term "stocks" refers to investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts, and the term "developed markets" refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest in GMO Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Emerging Countries Fund S&P/IFCI Composite Index

Seeks total return in excess of that of its benchmark. The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging countries. "Emerging countries" include all countries that are not treated as "developed market countries" in the MSCIWorld Index or MSCI EAFE Index. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries. In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets. The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds ("ETFs"). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Emerging Markets Fund S&P/IFCI Composite Index

Seeks total return in excess of that of its benchmark. The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. "Emerging markets" include all markets that are not treated us "developed markets" in the MSCI World Index or MSCI EAFE Index. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets. In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets. The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors and equity investments. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds ("ETFs"). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, warrants, swap contracts and reverse repurchase agreements. The Fund's foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Flexible Equities Fund MSCI World Index

Seeks total return in excess of that of its benchmark. The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equity investments traded in any of the world's securities markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The term "equity investments" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, and depositary receipts. The Fund is permitted to make equity investments of all types, including equity investments issued by foreign and/or U.S. companies, growth and/or value style equities, and equity investments of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may pursue, and it may often invest all its assets in a limited number of equity investments of companies in a single country and/or capitalization range. The Fund could experience material losses from a single investment. As of the date of this Prospectus, substantially all of the Fund's assets were invested in equity investments tied economically to Japan. The Manager pursues the Fund's investment objective by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include options, futures, swap contracts and reverse repurchase agreements. The Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. For investment and hedging purposes, the Fund also may make short sales of securities, including short sales of securities the Fund does not own. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities. The Fund may identify and measure its performance against one or more secondary benchmarks from time to time. The Fund does not seek to control risk relative to the MSCI World Index or any other benchmark. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund is a non-diversified investment company under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Core Equity Fund MSCI EAFE Index (Europe, Australasia, and Far East)

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest GMO U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Growth Equity Fund MSCI EAFE Growth Index (Europe, Australasia, and Far East)

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Growth Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equity investments. The terms "equities" and "equity investments" refer to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Intrinsic Value Fund MSCI EAFE Value Index (Europe, Australasia, and Far East)

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Value Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Intrinsic Value Extended Markets Fund MSCI ACWI ex-U.S. Index

The Fund's investment objective is high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI ACWI ex-U.S. Index. The Manager uses actives investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or groups of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. The Fund may invest in companies of any market capitalization. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter ("OTC") derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the U.S., including both developed and emerging countries. The term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts. For purposes of this description, an investment is "tied economically" to a particular country or region if: (i) it is an investment in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is an investment in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO International Small Companies Fund MSCI EAFE Small Cap Index (Europe, Australasia, and Far East)

Seeks high total return. The Manager seeks to achieve the Fund's investment objective by investing in equities or groups of equities that the Manager believes will provide higher returns than the MSCI EAFE Small Cap Index. The Manager uses active investment management methods, which means that equities are bought and sold according to the Manager's evaluation of companies' published financial information, securities' prices, equity and bond markets, and the overall economy. In selecting equities for the Fund, the Manager may use a combination of quantitative and qualitative investment methods to identify equities that the Manager believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The Manager may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the Manager focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the Fund's investment universe. The Manager also may adjust the Fund's portfolio for factors such as position size, market capitalization, and exposure to groups such as industry, sector, country or currency. As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (OTC) derivatives. The Manager also may use derivatives: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts and swap contracts. In addition, the Fund may lend its portfolio securities. The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies. For these purposes, non-U.S. companies are companies tied economically to countries other than the U.S., and include both developed and emerging companies ("Non-U.S. Companies"). The Manager considers "small companies" to see all non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, nonfloat adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company's full, non-float adjusted market capitalization includes all of the company's outstanding equity securities. As of May 31, 2011, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund's definition of small companies was approximately $8.3 billion. For purposes of the Fund's investments, the term "equities" refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities and depositary receipts. The Manager may make investments tied economically to emerging countries. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds.

GMO Alternative Strategy Funds

Fund Name and Benchmark	Investment Goals/Strategy
GMO Alpha Only Fund Citigroup 3-Month Treasury Bill Index

Seeks to outperform its benchmark. The Fund's investment program involves having both long and short investment exposures. The Fund seeks to construct a portfolio in which it has long investment exposure to asset classes and sub-asset classes that it expects will outperform relative to the asset classes and sub-asset classes to which it has short investment exposure. To gain long investment exposure, the Fund invests primarily in shares of the U.S. Equity Funds and the International Equity Funds, and also may invest in shares of Emerging Country Debt Fund (collectively, the "underlying Funds"). In addition, the Fund may gain long investment exposure by investing in securities directly, rather than through the underlying Funds. To gain short investment exposure, the Fund may use over-the-counter (OTC) and exchange-traded derivatives (including futures, swap contracts and currency forwards) and make short sales of securities (e.g., shares of exchange-traded funds), including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, the Fund may be leveraged in relation to its assets. The Manager uses multi-year forecasts of relative value and risk among asset classes (e.g., foreign equity, U.S. equity, emerging country equity and emerging country debt) and sub-asset classes (e.g., small- to mid-cap stocks in the foreign equity asset class and quality stocks in the U.S. equity and emerging country equity asset classes) to select the underlying Funds and securities in which the Fund invests or takes short positions and to decide how much to invest and/or short in each. The Manager changes the Fund's holdings in response to changes in its investment outlook and market valuations and may use redemption/purchase activity to rebalance the Fund's investments. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, it may not achieve its investment objective. The Fund and some of the underlying Funds are non-diversified investment companies under the 1940 Act.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Alternative Asset Opportunity Fund Dow Jones-UBS Commodity/J.P. Morgan U.S. 3 Month Cash Composite Index

Seeks long-term total return. The Fund plans to pursue its investment objective by investing in a range of global equity, bond, currency, and commodity markets using exchange traded futures and forward foreign exchange contracts as well as making other investments. The Fund seeks to take advantage of the Manager's proprietary quantitative investment models for global tactical asset allocation and equity, bond, currency and commodity market selection. In addition, the Fund normally invests assets not held as margin for futures or forward transactions or paid as option premiums in U.S. and non-U.S. fixed income securities. The Fund may hold cash directly (i.e., Treasury-Bills), invest in money market funds or hold shares of other series of the Trust, including Short-Duration Collateral Fund ("SDCF") and U.S. Treasury Fund. The Manager's models for this active quantitative process are based on the following strategies: Value-Based Strategies. Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis. Sentiment-Based Strategies. Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior and momentum. The Manager may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors.To gain exposure to commodities and certain other assets, the Fund invests in a wholly-owned subsidiary company. GMO serves as the investment manager to this company but does not receive any additional management or other fees for such services. The company invests primarily in commodity-related derivatives and fixed income securities, but may also invest in any other investments in which the Fund may invest directly. References to the Fund in this summary of Fund's investment strategy may refer to actions undertaken by the Fund or the subsidiary company. The Fund does not invest directly in commodities and commodity-related derivatives. If deemed prudent by the Manager, the Fund will take temporary defensive measures until the Manager has determined that normal conditions have returned or that it is otherwise prudent to resume investing in accordance with the Fund's normal investment strategies. The Fund may not achieve its investment objective while it is taking temporary defensive measures. The Fund has previously taken temporary defensive positions and has availed itself of the right to honor redemption requests in-kind. The Fund does not seek to maintain a specified interest rate duration for its portfolio. The Fund's benchmark is the Citigroup 3 Month Treasury Bill Index, which is a short-term Treasury bill index independently maintained and published by Citigroup.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Implementation Fund N/A

The Fund's investment objective is a positive total return. It is currently anticipated that Benchmark-Free Allocation Fund will be the sole shareholder of the Fund. The Manager pursues the Fund's investment objective by using investment strategies designed to complement the investment program of Benchmark-Free Allocation Fund. Accordingly, the Fund is not a stand-alone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. Depending on the Manager's outlook, the Fund may have exposure to any asset class (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, foreign fixed income, and U.S. fixed income). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in a single asset class. The Fund may invest in companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. The Fund may have substantial exposure to a particular country or type of country. The Fund may invest a significant portion of its assets in the securities of companies in industries with high positive correlations to one another. To the extent the Fund invests in fixed income securities, the Fund may have significant exposure to below investment grade securities; in addition, the Manager will not seek to maintain a specified interest rate duration for the Fund. The Manager's ability to shift investments among asset classes is not subject to any limits. For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund ("U.S. Treasury Fund") and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Resources Fund N/A

The Fund's investment objective is total return. The Manager seeks to achieve the Fund's investment objective by investing in the securities of companies in the natural resources sector. The Fund has a fundamental policy to concentrate its investments in the natural resources sector. Under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in the natural resources sector. Resources Fund considers the "natural resources sector" to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of U.S. or non-U.S. issuer. The Manager selects investments for Resources Fund based on the Manager's assessment of which segments of the natural resources sector offer the best investment opportunities. The Manager's assessment of the segments of the natural resources sector may be based on the relative attractiveness of individual natural resources, including supply and demand fundamentals and pricing outlook. The Manager may use a combination of quantitative and qualitative investment methods to identify companies and may analyze individual companies based on their financial, operational, and managerial strength and valuation. The Manager may adjust the Fund's portfolio for factors such as position size, market capitalization, currency exposure, and exposure to groups such as commodity type, industry and sector exposure, and market capitalization. The Fund may invest in securities of any type, including without limitation, common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and equity income trusts, shares of royalty trusts and master limited partnerships and fixed income securities (including fixed income securities of any maturity and below investment grade securities (commonly referred to as "junk bonds")). The Fund may invest in the securities of companies of any market capitalization. As a substitute for direct investments in securities of companies in the natural resources sector, the Manager may use exchange-traded and over-the-counter ("OTC") derivatives and exchange-traded funds ("ETFs"). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund's investment exposure; and (iii) to effect transactions intended as substitutes for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities. For cash management purposes, Resources Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

Fund Name and Benchmark	Investment Goals/Strategy
GMO Special Situations Fund N/A

Seeks capital appreciation and capital preservation. The Manager pursues the Fund's investment objectives by using investment strategies designed to complement broader asset allocation strategies being implemented by the Manager in other GMO asset allocation funds or accounts. Accordingly, the Fund is not a standalone investment. The Manager uses multi-year forecasts of relative value and risk to determine the Fund's strategic direction. the Fund may have long or short exposure to foreign and U.S. equity securities (which may include both growth and value style equities and equities of any market capitalization), foreign and U.S. fixed income securities (which may include fixed income securities of any credit quality and having any maturity or duration), currencies, and, from time to time, other alternative asset classes (e.g., instruments that seek exposure to or reduce risks of market volatility). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equity securities or fixed income securities). In addition, the Fund is not restricted in its exposure (long or short) to any particular market. The Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The Fund could be subject to material losses from a single investment. In pursuing its investment objectives, the Fund is permitted to use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including reverse repurchase agreements, options, futures, swap contracts, swaptions, and foreign currency derivative transactions. The Fund is not limited in its use of derivatives or in the absolute face value of its derivatives positions, and, as a result, it may be leveraged in relation to its assets. The Fund may choose to make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for such services. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund does not seek "relative" return). For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund and unaffiliated money market funds. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, it may not achieve its investment objective. The Fund is a non-diversified investment company under the 1940 Act.

Additional Expense and Performance Information

This section contains additional information regarding the expenses and performance of the Fund. The sub-section below titled "Additional Expense Information" provides further information regarding the Fund's Annual Fund Operating Expenses. The sub-section below titled "Additional Performance Information - Index Descriptions" defines the market indices that are referenced in the Fund Summary.

Additional Expense Information
Funds Management has contractually committed for a period of time to waive and/or reimburse Fund expenses that exceed a certain specified amount, as set forth in a footnote to the Fund's Annual Fund Operating Expenses table. This contractual expense cap excludes certain expenses that the Fund may incur, such as brokerage commissions, interest, taxes, purchase premiums, redemption fees, the expenses of any money market fund or other fund held by the Fund (i.e., acquired fund fees and expenses) and extraordinary expenses. Funds Management will not reimburse the Fund for these types of expenses, even if they cause the Fund's Total Annual Fund Operating Expenses to exceed the amount of the expense cap.

Certain of the expenses that the Fund incurs as a result of its investment in Benchmark-Free Allocation Fund are considered to be direct expenses of the Fund and are contained in the "Other Expenses" line item of the Fund's Annual Fund Operating Expenses table. These expenses include purchase premium and redemption fees that Benchmark-Free Allocation Fund charges its shareholders to help offset estimated portfolio transaction costs and other related costs incurred by Benchmark-Free Allocation Fund as a result of a purchase or redemption, as well as supplemental support fees that Benchmark-Free Allocation Fund charges to help offset the costs associated with certain supplemental services that GMO provides to shareholders in the MF Class of Benchmark-Free Allocation Fund. In addition, Benchmark-Free Allocation Fund is charged purchase premiums and redemption fees by certain of the underlying funds in which it invests. These fees are offset by Benchmark-Free Allocation Fund from the purchase premiums and redemption fees and are therefore not reflected in the "Acquired Fund Fees and Expenses" line item included in the Fund's Total Annual Fund Operating Expenses table. For further information regarding supplemental support fees, purchase premiums and redemption fees, please see the section entitled "Fund Expenses" in the SAI.

Additional Performance Information - Index Descriptions
The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Consumer Price Index

The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.

MSCI World Index[1]

The Morgan Stanley Capital International World Index (the "MSCI World Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

1.	Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

Financial Highlights

Since the Fund has not commenced operations as of the date of this prospectus, financial highlights are not available for the Fund.

FOR MORE INFORMATION    More information on the Fund is available free upon request, including the following documents: Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus. Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. To obtain copies of the above documents or for more information about Wells Fargo Advantage Funds, contact us: By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778	By e-mail: wfaf@wellsfargo.com By mail:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 On the Internet:
wellsfargo.com/advantagefunds From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational information
for the SEC's Public Reference Room) or the
SEC's Internet site at sec.gov. To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

© 2011 Wells Fargo Funds Management, LLC. All rights reserved	__/__ __-__ ICA Reg. No. 811-09253

WELLS FARGO FUNDS TRUST
PART B
STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

__, 2012

Wells Fargo Funds Trust
1.800.222.8222
Allocation Funds

Wells Fargo Advantage Absolute Return Fund

Class A - __; Class C - __; Administrator Class - __

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

Subject to Completion Preliminary Statement of Additional Information dated December 12, 2011

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about a series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Fund (the "Fund"). The Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers certain classes of shares as indicated above. This SAI relates to all such classes of shares.

This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectuses (the "Prospectuses") dated __, 2012. The Prospectuses may be obtained free of charge by visiting our Web site at wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds®, P.O. Box 8266, Boston, MA 02266-8266.

 __/__ (__/12)

HISTORICAL FUND INFORMATION

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Trust had only nominal assets.

On December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

On February 3, 2004, the Board of the Trust and on February 18, 2004, the Board of Trustees of The Advisors' Inner Circle Fund ("AIC Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor AIC Trust portfolios into various Funds of the Trust. The effective date of the reorganization was July 26, 2004.

In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.

On December 30, 2009, the Board of Trustees of Evergreen Funds ("Evergreen") and on January 11, 2010 the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Evergreen portfolios and Wells Fargo Advantage Funds portfolios to certain Funds of the Trust The effective date of the reorganization was July 12, 2010 for certain Evergreen Funds and July 19, 2010 for the remainder of the Evergreen Funds.

The Absolute Return Fund commenced operations on February 28, 2012.

Fundamental Investment Policies

The Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of the Fund. The Fund may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements.

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

The Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of the Fund's shareholders.

(1) The Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) The Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

General

Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

UNDERLYING FUNDS

The following is a brief summary of each of the benchmarks (each, a "Benchmark") for the underlying funds (referred to in the following summaries as a "fund") in which the Fund may indirectly invest, which are managed by GMO. The summaries are based solely on information provided in the prospectus, private placement memorandum or SAI of each underlying fund, as filed with the Securities and Exchange Commission. The summaries are qualified in their entirety by reference to the prospectus, SAI and/or private placement memorandum for each underlying fund.

BENCHMARKS

Index	Description	Fund(s)
Barclays Capital U.S. Aggregate Index	Independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.	GMO Core Plus Bond Fund
Barclays Capital U.S. Government Index	Independently maintained and widely published index comprised of U.S. government bonds.	GMO Domestic Bond Fund
Barclays Capital U.S. Treasury Inflation Notes Index	Independently maintained and widely published index comprised of Inflation-Protection Securities issued by the U.S. Treasury (TIPS).	GMO Inflation Indexed Plus Bond Fund
Citigroup 3 Month Treasury Bill Index	Independently maintained and widely published index comprised of short-term U.S. Treasury bills.	GMO Asset Allocation Bond Fund; GMO U.S. Treasury Fund; GMO Alpha Only Fund
Dow Jones-UBS Commodity/J.P. Morgan U.S. 3 Month Cash Composite Index

Composite index composed of the Dow Jones-UBS Commodity Index (50%) and the J.P. Morgan U.S. 3 Month Cash Index (50%). The Dow Jones-UBS Commodity Index is composed of futures contracts on nineteen physical commodities. The J.P. Morgan U.S. 3 Month Cash Index is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

GMO Alternative Asset Opportunity Fund
J.P. Morgan Emerging Markets Bond Index Global

Independently maintained and widely published index comprised of debt securities of countries, including Brady bonds, sovereign debt, local debt, and Eurodollar debt, all of which are U.S. dollar denominated.

GMO Emerging Country Debt Fund
J.P. Morgan Global Government Bond Index	Independently maintained and widely published index comprised of government bonds of developed countries with maturities of one year or more.	GMO Global Bond Fund
J.P. Morgan Non-U.S. Government Bond Index	Independently maintained and widely published index comprised of non-U.S. government bonds with maturities of one year or more.	GMO International Bond Fund; GMO Asset Allocation International Bond Fund
J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan)	Independently maintained and widely published index comprised of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.	GMO Currency Hedged International Bond Fund
J.P. Morgan U.S. 3 Month Cash Index	Independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

GMO Short-Duration Investment Fund; GMO Short-Duration Collateral Fund; GMO Short-Duration Collateral Share Fund; GMO World Opportunity Overlay Fund; GMO Strategic Fixed Income Fund; GMO High Quality Short-Duration Bond Fund

MSCI ACWI ex-U.S. Index

Independently maintained and widely published index comprised of international developed and emerging market stocks (excluding U.S. stocks). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO International Intrinsic Value Extended Markets Fund
MSCI EAFE Index (Europe, Australasia, and Far East)

Independently maintained and widely published index comprised of international large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO International Core Equity Fund
MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged)

Independently maintained and widely published index comprised of international large and mid capitalization stocks currency hedged into U.S. dollars. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Currency Hedged International Equity Fund
MSCI EAFE Growth Index (Europe, Australasia, and Far East)

Independently maintained and widely published index comprised of international large and mid capitalization stocks that have a growth style. Large and mid capitalization stocks encompass approximately 85% of each market's free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO International Growth Equity Fund
MSCI EAFE Small Cap Index (Europe, Australasia, and Far East)

Independently maintained and widely published index comprised of international small capitalization stocks. Depending upon the country, as of May 31, 2011, the market capitalization of the largest company (in a particular country) included in the MSCI EAFE Small Cap Index ranged from approximately $883 million (Portugal) to $6.98 billion (Australia). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO International Small Companies Fund
MSCI EAFE Value Index (Europe, Australasia, and Far East)

Independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style. Large and mid capitalization stocks encompass approximately 85% of each market's free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO International Intrinsic Value Fund
MSCI U.S. REIT Index

Independently maintained and widely published index comprised of equity securities issued by REITs. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Real Estate Fund
MSCI World Index

Independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

GMO Developed World Stock Fund; GMO Flexible Equities Fund
Russell 1000® Growth Index

Independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

GMO U.S. Growth Fund
Russell 1000® Value Index

Independently maintained and widely published index comprised of the stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

GMO U.S. Intrinsic Value Fund
Russell 2500® Index

Independently maintained and widely published index comprised of the the 2,500 smallest companies in the Russell 3000® Index. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

GMO U.S. Small/Mid Cap Fund
S&P 500 Index	Independently maintained and widely published index comprised of U.S. large capitalization stocks.	GMO U.S. Core Equity Fund; GMO Quality Fund
S&P/IFCI Composite Index	Independently maintained and widely published index comprised of emerging markets stocks.	GMO Emerging Markets Fund; GMO Emerging Countries Fund

Each underlying fund has a stated Benchmark. Notwithstanding its Benchmark, an underlying fund may buy securities not included in its Benchmark or hold securities in very different proportions than its Benchmark. In addition, GMO may change an underlying fund's Benchmark and use additional benchmarks or other comparative indices from time to time.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Fund."

General

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of __, __ series comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the "Fund Complex" or the "Trusts"). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears below. In addition to the Officers listed below, the Fund has appointed an Anti-Money Laundering Compliance Officer.

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES
Peter G. Gordon (Born 1942)	Trustee, since 1998, Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, a certified public accountant and a certified managerial accountant.

Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010

Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton's Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research.

Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute's Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.

Asset Allocation Trust
1	Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

Name and Year of Birth	Position Held with Registrant/Length of Service	Principal Occupation(s) During Past 5 Years
OFFICERS
Karla M. Rabusch (Born 1959)	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

David Berardi (Born 1975)	Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

Kasey Phillips (Born 1970)	Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

The Trust's Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts. None of the current Trustees is an "interested person" of the Trust as that term is defined in the 1940 Act.
Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively has been attained through the Trustee's business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below. Each Trustee's ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.
Peter G. Gordon. Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex. In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.
Isaiah Harris, Jr. Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005. He also has been a director of Deluxe Corporation since 2003. As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees. Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.
Judith M. Johnson. Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009. She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008. Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.
Leroy Keith, Jr. Mr. Keith has served as a Trustee of the Trusts in the Fund Complex since 2010. He previously served as a Trustee of the Evergreen fund complex since 1983. He is a Trustee of the Virtus fund complex, Former Managing Director of Almanac Capital Management, Director of Diversapack Co., Former Partner of Stonington Partners, Inc. and Former Director of Obagi Medical Products, Inc. He is also Chairman of Bloc Global Services, a development and constructions firm.
David F. Larcker. Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009. Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University. He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University. He has been a professor of accounting for over 30 years. He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.
Olivia S. Mitchell. Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006. Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania. She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania. She has been a professor of economics, insurance and risk management for over 30 years. She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.
Timothy J. Penny. Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. He also serves as a member of the board of another non-profit organization. Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota's First Congressional District.
Michael S. Scofield. Mr. Scofield has served as a Trustee of the Trusts in the Fund Complex since 2010. He currently serves on the Investment Company Institute's Board of Governors and Executive Committee. Mr. Scofield previously served as a Trustee of the Evergreen fund complex since 1984, where he served as Chairman of the Board. He also served as a member and former chairman of the Independent Directors Counsel, an organization dedicated to serving the independent investment company director community, and other leadership positions in the investment company industry. He previously worked as an attorney with the Law Offices of Michael S. Scofield. He was formerly Director and Chairman of Branded Media Corporation, a multi-media branding company.
Donald C. Willeke. Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996. He is an attorney in private practice and served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees - Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Fund rests with the Board of Trustees. The Board has engaged Funds Management to manage the Fund on a day-to day basis. The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund's charter. The Board is currently composed of nine members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board. Except for any duties specified herein or pursuant to the Trust's charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.
The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of the Fund, in light of the Fund's investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board. The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals. The Board believes that the Board's current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Fund and Trust are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Fund's investment management and business affairs. Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board's general oversight of the Fund and Trust and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trusts, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Fund and relevant risk functions. The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds' performance. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers. In addition, as part of the Board's periodic review of the Funds' advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible. With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

Committees.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust's Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary and held no meetings during the most recently completed fiscal year for the Fund because it did not begin operations until __, 2012. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee's consideration, which are set forth in the Trusts' Governance Committee Charter. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the "candidate"), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the 1940 Act) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and held no meetings during the most recently completed fiscal year for the Fund because it did not begin operations until __, 2012. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee. The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust's valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team ("Management Valuation Team") of Funds Management. The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification. Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee. The Valuation Committee held no meetings during the most recently completed fiscal years for the Fund because it did not begin operations until __, 2012.

Compensation. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. The Fund has not yet paid compensation to the Trustees because the Fund did not begin operations until __, 2012. The below table lists the compensation estimated to be paid to each Trustee by the Fund for the fiscal period ending __, 2013 and the total compensation paid to each Trustee by the Fund Complex for the calendar year ended December 31, 2011:

Trustee Compensation
Trustee	Fund	Estimated Compensation From the Fund for the Fiscal Period Ending __	Total Compensation from the Fund Complex
Peter G. Gordon	Absolute Return Fund	$	$
Isaiah Harris, Jr.	Absolute Return Fund	$	$
Judith M. Johnson	Absolute Return Fund	$	$
Leroy Keith, Jr.	Absolute Return Fund	$	$
David F. Larcker	Absolute Return Fund	$	$
Olivia S. Mitchell	Absolute Return Fund	$	$
Timothy J. Penny	Absolute Return Fund	$	$
Michael S. Scofield	Absolute Return Fund	$	$
Donald C. Willeke	Absolute Return Fund	$	$

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2011, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of the Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000.

Independent Trustees Calendar Year Ended December 31, 2011
Trustee	Fund	Dollar Range of Investment in Fund	Aggregate Dollar Range of Equity Securities of Fund Complex
Peter G. Gordon	Absolute Return Fund	$0	Over $100,000
Isaiah Harris, Jr.	Absolute Return Fund	$0	Over $100,000
Judith M. Johnson	Absolute Return Fund	$0	Over $100,000
Leroy Keith. Jr.	Absolute Return Fund	$o	Over $100,000
David F. Larcker	Absolute Return Fund	$0	Over $100,000
Olivia S. Mitchell	Absolute Return Fund	$0	Over $100,000
Timothy J. Penny	Absolute Return Fund	$0	Over $100,000
Michael S. Scofield	Absolute Return Fund	$0	Over $100,000
Donald C. Willeke	Absolute Return Fund	$0	Over $100,000

Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2010, none of the Independent Trustees and/or their immediate family members owned securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser and Administrator

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser and administrator for the Fund. In its role as investment adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for the day-to-day portfolio management of the Fund. In its role as Administrator, Funds Management provides Fund-level administrative services, which include, among other things: (i) general supervision of the Fund's operations; (ii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and (iii) any other Fund-level administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services.

GMO is the investment adviser to GMO Benchmark-Free Allocation Fund ("Benchmark-Free Allocation Fund") and also serves as investment adviser to each of the underlying funds. GMO does not receive a fee from the Fund. However, the Fund indirectly bears expenses of Benchmark-Free Allocation Fund and the underlying funds, which are managed by GMO, including a share of management and other fees paid to GMO.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

As compensation for its advisory and Fund-level administrative services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of the Fund's average daily net assets:

Fund	Fee
Absolute Return Fund	First $1 billion	0.225%
	Next $4 billion	0.200%
	Over $5 billion	0.175%

General. The Fund's Investment Management Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Investment Management Agreement or "interested persons" (as defined under the 1940 Act) of any such party. The Fund's Investment Management Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Pursuant to a separate Administration Agreement, Funds Management also provides certain class-level administrative services, including, among others: (a) coordinating, supervising and paying the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers; (b) coordinating the preparation and filing of registration statements, notices, shareholder reports and other information materials, including prospectuses, proxies and other shareholder communications for a class; (c) receiving and tabulating class-specific shareholder votes; (d) reviewing bills submitted to the Fund and, upon determining that a bill is appropriate, allocating amounts to the appropriate classes thereof and instructing the Fund's custodian to pay such bills; and (e) assembling and disseminating information concerning class performance, expenses, distributions and administration.

For providing such class-level administrative services, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of a class's average daily net assets:

Class-Level Administrator Fee
Share Class	% of Average Daily Net Assets
Class A and Class C	0.26%
Administrator Class	0.10%

Portfolio Manager

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Manager." The information in this section is provided as of __ for the Fund managed by the portfolio manager listed below (the "Portfolio Manager").

The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund. GMO is the investment adviser to Benchmark-Free Allocation Fund. Day-to-day management of Benchmark-Free Allocation Fund is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage Benchmark Free Allocation Fund's portfolio, and no one person is primarily responsible for day-to-day management of Benchmark-Free Allocation Fund.

The Portfolio Manager manages the investment activities of the Fund on a day-to-day basis as follows.

Fund	Portfolio Manager
Absolute Return Fund	Ben Inker[1]
1	The Fund invests substantially all of its investable assets directly in Benchmark-Free Allocation Fund, for which GMO serves as investment adviser. Mr. Inker, an employee of GMO, has been responsible for coordinating the portfolio management of Benchmark-Free Allocation Fund since 2003.

Management of Other Accounts. The following table(s) provide information relating to other accounts managed by the Portfolio Manager(s). The table(s) do not include the Fund or any personal brokerage accounts of the Portfolio Manager(s) and their families.

Portfolio Manager
Ben Inker	Registered Investment Companies Managed (including other non-GMO mutual fund subadvisory relationships)
Number of Accounts
	Total Assets Managed	$
Number of Accounts Subject to Performance Fee
	Assets of Accounts Subject to Performance Fee	$
Other Pooled Investment Vehicles Managed (world-wide)
Number of Accounts
	Total Assets Managed	$
Number of Accounts Subject to Performance Fee
	Assets of Accounts Subject to Performance Fee	$
Other Accounts Managed (world-wide)
Number of Accounts
	Total Assets Managed	$
Number of Accounts Subject to Performance Fee
	Assets of Accounts Subject to Performance Fee	$

Material Conflicts of Interest. The Portfolio Manager faces inherent conflicts of interest in his day-to-day management of the Fund and other accounts because the Fund may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Manager. For instance, to the extent that the Portfolio Manager manages accounts with different investment strategies than the Fund, he may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for the Fund. Additionally, some of the accounts managed by the Portfolio Manager may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the Portfolio Manager to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, the Adviser minimizes inherent conflicts of interest by assigning the Portfolio Manager to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Fund and any personal accounts the Portfolio Manager may maintain.

The structure of the portfolio manager's or the Adviser's compensation may create an incentive for the portfolio manager or the Adviser to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if the portfolio manager holds a larger personal investment in one fund than he does in another, the portfolio manager may have an incentive to favor the fund in which he holds a larger stake.

GMO. Because the senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of Benchmark-Free Allocation Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between Benchmark-Free Allocation Fund and such other accounts.

Compensation. Senior members of each division are members (partners) of GMO. Compensation for a senior member consists of a fixed annual base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus related to the senior member's contribution to GMO's success. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee determines a senior member's base salary taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The Compensation Committee also determines the level of partnership interest, taking into account a senior member's contribution to GMO and GMO's mission statement. The Committee may decide to pay a discretionary bonus to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. GMO membership interests are the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Beneficial Ownership in the Fund. The senior member has no beneficial interest in the Fund's shares.

Distributor

Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Fund.

The Fund offers Class C shares and has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for such shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class C shares of the Fund pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to the class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

The actual fee payable to the Distributor by the Fund and class is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

DISTRIBUTION FEES

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Fund's shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

The Fund has approved a Shareholder Servicing Plan and has entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the Fund of up to 0.25% of the average daily net assets of the Class A, Class C and Administrator Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that the Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

State Street Bank and Trust Company ("State Street"), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Fund. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of the Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Fund's global custody manager, determines income and collects interest on the Fund's investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating the Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. ("BFDS"), located at Two Thousand Crown Colony Drive, Quincy, Massachusetts 02169, acts as transfer and distribution disbursing agent for the Fund. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Fund on a continuous basis.

Code of Ethics

The Fund Complex, the Adviser and the Distributor each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by the Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by the Fund. The codes of ethics for the Fund Complex, the Adviser and the Distributor are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for the Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.

The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. The Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of the Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For a Fund that invests directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund may be purchased on any day the Fund is open for business. Generally, the Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for the Fund received before the Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after the Fund's NAV calculation time generally are processed at the Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Fund will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Fund may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.
The Dealer Reallowance for Purchases of Class A Shares is as Follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%
1	We will assess a 1.00% contingent deferred sales charge ("CDSC") on Class A purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for the Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by the Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Certain Former Evergreen Fund Shareholders. Certain investors in acquired funds who became investors in the Evergreen Funds and subsequently became Wells Fargo Advantage Fund shareholders in a reorganization, including former Class IS shareholders of Evergreen Strategic Value Fund and Evergreen Limited Duration Fund, former Investor Class shareholders of Undiscovered Managers Funds, former shareholders of the GMO Global Balanced Allocation Fund, the GMO Pelican Fund and America's Utility Fund, former shareholders of an Atlas Fund and shareholders of record on October 12, 1990 (and members of their immediate families) in any series of the Salem Funds in existence on that date, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

Waiver of Minimum Initial and Subsequent Investment Amounts for All Share Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2010 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2010, are not reflected:

FINRA member firms

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ADP Broker-Dealer, Inc.

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A. G. Edwards & Sons, Inc.

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Ameriprise Financial Services, Inc.

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Barclays Capital, Inc.

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Boenning & Scattergood, Inc.

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Brown Brothers Harriman & Co.

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Charles Schwab & Co., Inc.

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Citigroup Global Markets, Inc.

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CitiStreet Advisors LLC

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DWS Investments Distributors, Inc.

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Edward D. Jones & Co., L.P.

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Fidelity Brokerage Services LLC

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Goldman, Sachs & Co.

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GPC Securities, Inc.

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GWFS Equities, Inc.

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GunnAllen Financial, Inc.

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Hartford Securities Distribution Company, Inc.

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H.D. Vest Investment Services

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Hewitt Financial Services, LLC

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Hightower Securities, LLC

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Janney Montgomery Scott LLC

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J. P. Morgan Securities Inc.

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LPL Financial Corp.

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Mellon Financial Markets, LLC

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Merrill Lynch, Pierce, Fenner & Smith, Inc.

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Merriman Curhan Ford & Co. Inc.

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Mid Atlantic Capital Corporation

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Morgan Stanley DW Inc.

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MSCS Financial Services, LLC

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Nationwide Investment Services, Corp.

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Pershing, LLC

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Prudential Investment Management Services, LLC

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Prudential Retirement Brokerage Services, Inc.

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Raymond James & Associates, Inc.

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RBC Capital Markets, LLC

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Robert W. Baird & Co.

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Ross, Sinclaire & Associates, LLC

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Security Distributors, Inc.

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State Street Global Markets, LLC

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Stifel, Nicolaus & Company, Incorporated

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Sun Life Financial Distributors, Inc.

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TD Ameritrade Trust Company

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UBS Financial Services, Inc.

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VALIC Financial Advisors, Inc.

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Wells Fargo Advisors, LLC

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Wells Fargo Securities, LLC

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Wells Fargo Investments

In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Fund and its shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Fund's Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when GMO deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

FUND EXPENSES

From time to time, Funds Management may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Fund, in a manner proportionate to the net assets of the Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

Purchase Premiums and Redemption Fees. Benchmark-Free Allocation Fund and various underlying funds (collectively referred to in this section as the underlying funds) in which the Fund invests charge purchase premiums and redemption fees to shareholders, including the Fund. These purchase premiums and redemption fees are paid to and retained by an underlying fund to help offset non-de minimis estimated portfolio transactions costs and other related costs (e.g. bid to ask spreads, stamp duties and transfer fees) incurred by an underlying fund as a result of a purchase or redemption order by allocating estimated transaction costs to the purchasing or redeeming shareholder. The underlying funds will typically reassess such fees on an annual basis, based on the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and/or redemption fees, if any, imposed by the underlying funds in which the underlying funds invest, provided that, if that weighted average is less than 0.05%, the underlying funds usually will not charge a purchase premium or redemption fee. Notwithstanding the foregoing, any underlying fund may impose a new purchase premium and/or redemption fee or modify an existing fee at any time and may waive a purchase premium or redemption fee at certain times with respect to certain transactions, as set forth in the underlying funds' prospectus.

Supplemental Support Fee. Benchmark-Free Allocation Fund charges shareholders of its MF Class, including the Fund, supplemental support fee to help offset the costs associated with certain supplemental services that GMO provides to MF Class shareholders pursuant to an agreement between GMO and GMO Trust, on behalf of Benchmark-Free Allocation Fund. The specific supplemental services that GMO provides to the Fund are set forth in a separate agreement between GMO, Funds Management and the Trust, on behalf of the Fund. These services include, but are not limited to, the provision and presentation of educational information about Benchmark-Free Allocation Fund and/or the underlying funds to various audiences, collaborating with Funds Management by providing information on Benchmark-Free Allocation Fund to assist in the preparation of shareholder reports, prospectuses, proxies and other filings for the Fund, collaborating with Funds Management with respect to compliance monitoring, and collaborating with Funds Management in its oversight of the investment strategies and performance of Benchmark-Free Allocation Fund. These services do not include any investment advisory or other services rendered by GMO to Benchmark-Free Allocation Fund pursuant to any management contract with Benchmark-Free Allocation Fund, or any personal services or services in connection with the maintenance of shareholder accounts.

U.S. FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.
A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. A shareholder may also be subject to special rules not discussed below if they are a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Fund shares as part of a hedge, straddle or conversion transaction; or an entity taxable as a partnership for U.S. federal income tax purposes and investors in such an entity.
The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.
Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.
In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the applicable relief provisions are not available or cannot be met, such Fund will be taxed in the same manner as an ordinary corporation, described below.
In addition, with respect to each taxable year, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If the Fund meets all of the RIC qualification requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, the Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from the Fund in the year they are actually distributed. However, if the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to U.S. federal income taxation.
Moreover, the Fund may retain for investment all or a portion of its net capital gain. If the Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may report the retained amount as undistributed capital gain in a written statement furnished to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.
If, for any taxable year, the Fund fails to qualify as a RIC, and is not eligible for relief as described above, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net unrealized gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such unrealized gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.
Equalization Accounting. The Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals the Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization method used by the Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.
Capital Loss Carry-Forwards. For net capital losses realized in taxable years beginning before January 1, 2011, the Fund is permitted to carry forward a net capital loss to offset its capital gain, if any, realized during the eight years following the year of the loss, and such capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. For net capital losses realized in taxable years beginning on or after January 1, 2011, the Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely. For capital losses realized in taxable years beginning after January 1, 2011, the excess of the Fund's net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund's next taxable year and the excess of the Fund's net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. If future capital gain is offset by carried-forward capital losses, such future capital gain is not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gain. The Fund cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses, in particular losses realized in taxable years beginning before January 1, 2011, substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.
Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98.2% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Fund will be subject to a nondeductible 4% U.S federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate level U.S. federal income tax for the taxable year ending within the calendar year. Each Fund generally intends to actually, or be deemed to, distribute substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by a Fund is determined to be de minimis).
Investment through Master Portfolio. A Fund that invests its assets through one or more master portfolios will seek to continue to qualify as a RIC. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury regulations, in determining such investor's U.S. federal income tax liability. Therefore, to the extent a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio intends to manage its assets, income and distributions in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.
Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.
If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if a Fund purchases a debt obligation with market discount (generally a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option granted by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.
Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.
Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency- denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.
Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.
The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.
Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.
A Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in other interests that may be treated as taxable mortgage pools ("TMPs") for U.S. federal income tax purposes. Under IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.
A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.
In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.
Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by "Tax-Free Funds", distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits, from time to time.
For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will report capital gain dividends, if any, in a written statement furnished to its shareholders after the close of the Fund's taxable year.
Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.
If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, before January 31 of the calendar year following the calendar year of the sale or exchange, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.
If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.
In addition, if a shareholder of a Tax-Free Fund holds such Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. Such a loss will also not be disallowed where the loss is incurred with respect to shares of a Fund that declares exempt-interest dividends on a daily basis in an amount equal to at least 90% of its net-tax exempt interest and distributes such dividends on a monthly, or more frequent, basis. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.
Foreign Taxes. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, even if a Fund qualifies for the election for any year, it may not make the election for such year. If a Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. If a Fund does elect to "pass through" its foreign taxes paid in a taxable year, the Fund will furnish a written statement to its shareholders reporting such shareholders proportionate share of the Funds' foreign taxes paid.
Even if a Fund qualifies for the election, foreign income and similar taxes will only pass through to the Fund's shareholders if the Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Fund distributions corresponding with the pass through of such foreign taxes paid by the Fund, and (ii) with respect to dividends received by the Fund on foreign shares giving rise to such foreign taxes, the Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. A Fund may choose not to make the election if the Fund has not satisfied its holding requirement.

If a Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund's dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.
In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.
U.S. Federal Income Tax Rates. Noncorporate Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2012.
In general, for taxable years beginning before January 1, 2013, "qualified dividend income" realized by noncorporate Fund shareholders is taxable at the same rate as net capital gain. Generally, qualified dividend income is dividend income attributable to certain U.S. and foreign corporations, as long as certain holding period requirements are met. After this date, all dividend income generally will be taxed at the same rate as ordinary income. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond Funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.
The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from an Income Fund generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Distributions from an Equity Fund may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.
Under recently enacted legislation, for taxable years beginning after December 31, 2012, noncorporate Fund shareholders generally will be subject to a 3.8% tax on their "net investment income," which ordinarily includes taxable distributions received from the Funds and taxable gain on the disposition of Fund shares.
For taxable years beginning after December 31, 2012, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Funds will not pay any additional amounts in respect to any amounts withheld.

Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. State backup withholding may also be required to be withheld by the Funds under certain circumstances.
Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.
Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non- refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, with respect to certain distributions made to foreign shareholders in taxable years beginning before January 1, 2013, no withholding will be required and the distributions generally will not be subject to U.S. federal income tax if (i) the distributions are reported as "interest related dividends" or "short term capital gain dividends" in a written statement furnished to shareholders (ii) the distributions are derived from sources specified in the Code for such dividends and (iii) certain other requirements are satisfied. No assurance can be given that a Fund would designate any of its distributions as interest related dividends or short term capital gain dividends, even if it is permitted to do so. In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Capital gains dividends and gains recognized by a foreign shareholder on the redemption of Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied. Tax-exempt dividends (described below) paid by a Tax-Free Fund to a foreign shareholders also should be exempt from U.S. federal income tax withholding.
With respect to payments made after December 31, 2012, a withholding tax of 30% will be imposed on dividends from, and the gross proceeds of a disposition of, Fund shares paid to certain foreign entities unless various information reporting requirements are satisfied. Such withholding tax will generally apply to non-U.S. financial institutions, which are generally defined for this purpose as non-U.S. entities that (i) accept deposits in the ordinary course of a banking or similar business, (ii) are engaged in the business of holding financial assets for the account of others, or (iii) are engaged or hold themselves out as being engaged primarily in the business of investing, reinvesting, or trading in securities, partnership interests, commodities, or any interest in such assets. Prospective foreign shareholders are encouraged to consult their tax advisors regarding the implications of this legislation on their investment in a Fund.
Before investing in a Fund's shares, a prospective foreign shareholder should consult with its own tax advisors, including whether the shareholder's investment can qualify for benefits under an applicable income tax treaty.

Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of a Tax-Free Fund may not be suitable for tax-deferred, retirement and other tax-advantaged plans and accounts, since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Fund (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.
Tax-Exempt Shareholders. Shares of a Tax-Free Fund may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.
Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.
Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.
Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Additional Considerations for the Tax-Free Funds. If at least 50% of the value of a Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly reported as such in a written statement furnished to shareholders.
Each Tax-Free Fund will report to its shareholders the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax. In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund.

Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.
The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay any exempt-interest dividends. Similar challenges may occur as to state-specific exemptions.
A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.
Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.
Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your own tax advisor to discuss the tax consequences of your investment in a Tax-Free Fund.
Legislative Proposals. Prospective shareholders should recognize that the present U.S. federal income tax treatment of the Funds and their shareholders may be modified by legislative, judicial or administrative actions at any time, which may be retroactive in effect. The rules dealing with U.S. federal income taxation are constantly under review by Congress, the IRS and the Treasury Department, and statutory changes as well as promulgation of new regulations, revisions to existing statutes, and revised interpretations of established concepts occur frequently. You should consult your advisors concerning the status of legislative proposals that may pertain to holding Fund shares.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Proxy Voting Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Proxy Voting Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Proxy Voting Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Proxy Voting Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Proxy Voting Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. To the extent the guidelines do not address a proxy voting proposal, Funds Management will vote pursuant to the proxy voting agent's current U.S. and International proxy voting guidelines. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to the proxy voting agent's then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Proxy Voting Procedures set forth Funds Management's general position on various proposals, such as:

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Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

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Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

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Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

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Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.

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Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

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Capital Structure Changes - Funds Management will follow the proxy voting agent' capital structure model in evaluating requested increases in authorized common stock. In addition, even if capital requests of less than or equal to 300% of outstanding shares fail the calculated allowable cap, Funds Management will vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

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Executive and Director Compensation Plans - Funds Management will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

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Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation - Funds Management will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits. Funds Management will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Funds Management will generally vote against proposals that seek to limit executive and director pay.

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Social and Environmental Issues - Proxies for securities held by the Funds (other than the Social Sustainability Fund) will be voted pursuant to the proxy voting agent's current U.S. and International benchmark proxy voting guidelines. Proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to the proxy voting agent's current Socially Responsible Investment proxy voting guidelines, which take into account social objectives in addition to financial objectives of socially responsible shareholders. For social and environmental proposals such as animal welfare, consumer issues, diversity, climate change and the environment, labor issues and human rights issues, the proxy voting agent's proxy voting guidelines take into consideration the following factors:

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Whether adoption of the proposal is likely to enhance or protect shareholder value;

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Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;

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The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

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Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

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Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

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Whether the company's analysis and voting recommendation to shareholders are persuasive;

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What other companies have done in response to the issue addressed in the proposal;

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Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

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Whether implementation of the proposal's request would achieve the proposal's objectives;

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Whether the subject of the proposal is best left to the discretion of the board;

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Whether the requested information is available to shareholders either from the company or from a publicly available source; and

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Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.
In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a subadviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Proxy Voting Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.
While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.
As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.
Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at wellsfargo.com/advantagefunds or by accessing the SEC's Web site at sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Portfolio Holdings Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust"), Wells Fargo Variable Trust ("Variable Trust") and Asset Allocation Trust (each of Funds Trust, Master Trust, Variable Trust and Asset Allocation Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Portfolio Holdings Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Portfolio Holdings Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust, Variable Trust and Asset Allocation Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A. Complete Holdings. The complete portfolio holdings for each Fund (except for money market funds and funds that operate as fund of funds) shall be made publicly available on the Funds' website (wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a 1-day delayed basis. In addition to the foregoing, each money market Fund shall post on its website, for a period of not less than six months, beginning no later than the fifth business day of the month, a schedule of its investments, as of the last business day of the prior month, that includes the information required by rule 2a-7(c)(12) under the Investment Company Act of 1940. The categories of information included on the website may differ slightly from what is included in the Funds' Statement of Investments.

B. Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

C. Fund of Funds Structure.
 1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
 2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.
 3. For purposes of the foregoing provisions in III.C.1-2, any Fund that invests substantially all of its assets in Asset Allocation Trust shall not treat such investment as a portfolio holding and shall look through to the underlying funds held by Asset Allocation Trust.

Furthermore, as required by the SEC each Fund shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter. In addition, each money market Fund is required to file with the SEC by the fifth business day of each month, a report on Form N-MFP of portfolio holdings that is current as of the last business day of the previous month; the SEC makes each Form N-MFP publicly available on a delayed basis (presently 60 days after the end of the month to which the information in the report relates).

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B. Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C. Funds Management/Wells Fargo Funds Distributor, LLC.
 1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.
 2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
 3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such subadviser provides advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") to assist with proxy voting and B share financing, respectively. ISS may receive full Fund portfolio holdings on a weekly basis for the Funds for which it provides services.

E. Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

F. Reorganizations. Entities hired as trading advisors that assist with the analysis and trading associated with transitioning portfolios may receive full portfolio holdings of both the target fund and the acquiring fund. In addition, the portfolio managers of the target fund and acquiring fund may receive full portfolio holdings of the acquiring fund and target fund, respectively, in order to assist with aligning the portfolios prior to the closing date of the reorganization.

G. Investment Company Institute. The Investment Company Institute may receive information about full money market Fund holdings concurrently at the time each money market Fund files with the SEC a report on Form N-MFP.

V. Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in periodic fund commentaries (e.g. quarterly, monthly, etc.) and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the relevant period (e.g. calendar quarter, month, etc.). This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Portfolio Holdings Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

VIII. Education Component. In order to promote strict compliance with these Portfolio Holdings Procedures, Funds Management has informed its employees, and other parties possessing Fund portfolio holdings information (such as sub-advisers, the fund accounting agent and the custodian), of the limited circumstances in which the Funds' portfolio holdings may be disclosed in advance of the monthly disclosure on the Funds' website and the ramifications, including possible dismissal, if disclosure is made in contravention of these Portfolio Holdings Procedures.

CAPITAL STOCK

The Fund is one series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in the Prospectus(es) and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of the Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER INFORMATION

The Trust's Registration Statement, including the Prospectus(es) and SAI for the Fund and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus(es) or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus(es) are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Two Financial Center, 60 South Street, Boston, MA 02111.

FINANCIAL INFORMATION

Since the Fund has not commenced operations as of the date of this prospectus, financial highlights are not available for the Fund.

APPENDIX

The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of shortterm deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Short -Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody's:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WELLS FARGO FUNDS TRUST
FILE NOS. 333-74295; 811-09253

PART C
OTHER INFORMATION

Item 28. Exhibits

Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(2)	Form of Investment Management Agreement with Wells Fargo Funds Management, LLC (Absolute Return Fund)	Filed herewith.
(d)(3)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(4)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(5)	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated	Incorporated by reference to Post-Effective Amendment No. 161, filed on June 21, 2010; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(6)	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)	Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(7)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 194, filed April 1, 2011.
(d)(8)	Investment Sub-Advisory Agreement with LSV Asset Management (WFA Diversified International Fund)	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(d)(9)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(d)(10)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(11)	Sub-Advisory Agreement with Nelson Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(d)(12)	Sub-Advisory Agreement with First International Advisors, LLC	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010.
(d)(13)	Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(14)	Sub-Advisory Agreement with Golden Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(d)(15)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(16)	Sub-Advisory Agreement with Artisan Partners, LP	Incorporated by reference to Post-Effective Amendment No. 184, filed February 24, 2011.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Goldman Sachs Bank USA

Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010; Fifth Amendment incorporated by reference to Post-Effective Amendment No. 174, filed October 27, 2010; Schedule 2, First Amendment, Second Amendment, Third Amendment, Fourth Amendment and Sixth Amendment incorporated by reference to Post-Effective Amendment No. 177, filed January 28, 2011; Appendix A and Seventh Amendment, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(h)(1)	Administration Agreement with Wells Fargo Funds Management, LLC

Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 194, filed April 1, 2011; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(i)	Legal Opinion	To be filed by amendment.
(j)(A)	Consent of Independent Auditors	To be filed by amendment.
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(3)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(4)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(5)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(6)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(7)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(8)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(9)	Power of Attorney, Kasey Phillips	Incorporated by reference to Post-Effective Amendment No. 142, filed November 19, 2009.
(j)(10)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(j)(11)	Power of Attorney, Leroy J. Keith, Jr.	Incorporated by reference to Post-Effective Amendment No. 172, filed September 28, 2010.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan

Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010 Appendix A, incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(o)	Not applicable
(p)(1)

Joint Code of Ethics for Asset Allocation Trust, Wells Fargo Advantage Global Dividend Opportunity Fund, Wells Fargo Advantage Income Opportunities Fund, Wells Fargo Advantage Multi-Sector Income Fund, Wells Fargo Advantage Utilities & High Income Fund, Wells Fargo Funds Trust, Wells Fargo Master Trust, and Wells Fargo Variable Trust

Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(3)	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(5)	Wells Capital Management Incorporated Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 197, filed May 27, 2011.
(p)(6)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(7)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(8)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 221, filed November 23, 2011.
(p)(9)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(10)	Phocas Financial Corporation Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(11)	Nelson Capital Management, LLC, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(12)	First International Advisors, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(13)	Metropolitan West Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.
(p)(14)	Golden Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(p)(15)	Crow Point Partners, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 200, filed June 24, 2011.

Item 29. Persons Controlled by or Under Common Control with Registrant.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 30. Indemnification.

Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 31. Business or Other Connections of Investment Advisor

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) RCM Capital Management, LLC, serves as sub-adviser for the Specialized Technology Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) LSV Asset Management ("LSV") serves as sub-adviser to the International Value Fund and as co-sub-adviser for the Diversified International Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the C&B Mid Cap Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(h) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the Diversified International Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(i) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(j) Nelson Capital Management, LLC ("Nelson"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(k) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the International Bond Fund. The descriptions of First International Advisors in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(l) Metropolitan West Capital Management, LLC ("MWCM") an indirect subsidiary of Wells Fargo & Company, serves as sub-adviser to the Intrinsic Small Cap Value Fund, Intrinsic Value Fund and the Intrinsic World Equity Fund. The descriptions of MWCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of MWCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(m) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Small/Mid Cap Core Fund and the Large Cap Core Fund. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(n) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser to the Utility and Telecommunications Fund. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32. Principal Underwriter.

(a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust, and is the exclusive placement agent for Wells Fargo Master Trust, both of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Wayne Badorf Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President and Secretary	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Carol J. Lorts Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	None
Samuel H. Hom Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Andrew Owen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director	Assistant Secretary

(c) Not applicable.

Item 33. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as former custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(i) RCM Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(m) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, Suite 106, Alameda, California 94501.

(n) Nelson Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

(o) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at One Plantation Place, 30 Fenchurch, London, England, EC3M 3BD

(p) Metropolitan West Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

(q) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

(r) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 10 The New Driftway, Scituate, Massachusetts 02066.

(s) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services.

Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 12th day of December, 2011.

WELLS FARGO FUNDS TRUST

By: /s/ C. David Messman
--------------------
C. David Messman
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 222 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ Leroy J. Keith, Jr. Leroy J. Keith, Jr.* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Kasey Phillips Kasey Phillips* Treasurer (Principal Financial Officer)

*By: /s/ C. David Messman
C. David Messman
As Attorney-in-Fact
December 12, 2011

Exhibit No.	Exhibits
(d)(2)	Form of Investment Management Agreement with Wells Fargo Funds Management, LLC